UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2021

Date of reporting period:	January 1, 2021 – December 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

February 10, 2022

Dear Shareholder:

In 2021, most areas of the stock market had another above-average year as corporate earnings rose amid rapid gross domestic product growth. Bonds, on the other hand, had a subpar year, with inflation causing concern. Financial markets are now adjusting to a shift in monetary policy, as the U.S. Federal Reserve reduces its bond-purchasing program and considers raising interest rates.

In 2022, the evolving Covid-19 pandemic remains challenging. Still, companies have learned to adapt to unexpected hurdles. Trends in consumer spending, employment, and credit conditions have been encouraging. We believe economic conditions may remain supportive for financial markets this year.

As the economy shifts gears, Putnam’s investment professionals will be actively managing your fund and monitoring risks, as the firm has done for more than 80 years.

Thank you for investing with Putnam.

Performance summary (as of 12/31/21)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value December 31, 2021

Class IA: $10.40	Class IB: $10.28

Total return at net asset value (as of 12/31/21)

			Bloomberg U.S.
	Class IA shares	Class IB shares	Aggregate Bond
	(2/1/88)	(4/30/98)	Index
1 year	–4.44%	–4.59%	–1.54%
5 years	20.86	19.43	19.16
Annualized	3.86	3.61	3.57
10 years	47.78	44.16	33.07
Annualized	3.98	3.73	2.90
Life	628.94	579.40	599.43
Annualized	6.03	5.81	5.92

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2021?

Liquidity remained high due to the aggressive monetary and fiscal response and broad distribution of Covid-19 vaccines, which helped to offset the economic toll of the pandemic. Given the broad recovery, elevated inflation, and tightening labor market, the Federal Reserve began to taper its asset purchases in November. By December, the Fed acknowledged that an environment of strong growth and high inflation could lead to a faster normalizing of interest rates. Investors interpreted those comments as suggesting the Fed could begin raising rates by the spring of 2022.

How did Putnam VT Income Fund perform in this environment during the period?

For the 12-month reporting period, the fund’s class IA shares returned –4.44%, underperforming the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned –1.54%.

What strategies detracted from relative performance during the period?

Prepayment strategies were the largest detractor from relative returns in 2021. Interest-only collateralized mortgage obligations [IO CMOs] underperformed as prepayment speeds came in faster than anticipated for much of the period. Prepayment speeds did begin to slow toward the end of the period as rates moved modestly higher, which was part of our fundamental thesis around IOs. The fund’s term structure strategies also hampered results. Our protective positioning strategies detracted from results when real rates [interest rates after adjusting for inflation] fell following their rise in the first quarter of 2021.

What strategies helped relative performance during the period?

The fund’s mortgage credit holdings were a strong contributor to relative performance, led by its exposure to commercial mortgage-backed securities [CMBS]. CMBS rallied amid lower volatility, strong investor demand, and improving fundamentals. The fund’s CMBS exposure, particularly its cash bonds, benefited as credit spreads tightened. In the residential mortgage market, positions in credit risk transfer [CRT] securities also aided returns due to the strong housing market. Our allocation and security selection in corporate credit was a modest contributor to performance. Investment-grade corporate spreads tightened during 2021 due to Covid vaccine rollouts, decreased mobility restrictions, and accelerating growth.

How did you use derivatives during the period?

We used total return swaps to hedge sector exposure and gain exposure to specific sectors. We also used CMBX credit default swaps to hedge the fund’s CMBS credit and market risks as well as to gain access to specific areas of the market. [CMBX is a group of tradeable indexes that each reference a basket of 25 CMBS issued in a particular year.] We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with the fund’s curve positioning. We also used interest-rate swaps to manage term structure strategies. Additionally, we utilized options to isolate the prepayment risks associated with collateralized mortgage obligations.

What is your outlook for 2022?

As 2022 begins, we have a constructive view on the U.S. investment-grade, corporate-credit bond market. Our outlook for fundamentals and technicals is positive although tempered somewhat by our neutral view on valuations. We see the broad distribution of Covid vaccines, potential for additional fiscal stimulus, and a continued rebound in corporate earnings as tailwinds. We believe these positives are offset somewhat by supply chain disruptions, raw-material inflation, and labor market shortages. We also remain constructive on the mortgage credit bond market. In our view, commercial mortgages are supported by improving fundamentals and attractive valuations, while residential mortgages continue to be supported by the strong housing market.

We expect the front end of the Treasury yield curve to move higher in 2022, as the Fed implements rate hikes. However, we believe the rise in longer-term rates will be tempered by supply and demand imbalances. Given our outlook for rates, the prepayment risk sector serves as an important diversifier within our portfolios, because we believe it would benefit from an economic slowdown, change to supportive fiscal policies, and/or a sustained sell-off in rates.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant

2 Putnam VT Income Fund

investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/21 to 12/31/21. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/20	0.57%	0.82%
Annualized expense ratio for the six-month
period ended 12/31/21*	0.56%	0.81%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/21		ended 12/31/21
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.79	$4.04	$2.85	$4.13
Ending value
(after
expenses)	$979.30	$979.00	$1,022.38	$1,021.12

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/21. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

4 Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2022

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Income Fund 5

The fund’s portfolio 12/31/21

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (40.4%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.1%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$514,385	$552,966
4.70%, with due dates from 5/20/67 to 8/20/67	208,787	226,814
4.652%, 6/20/67	64,823	69,943
4.50%, TBA, 1/1/52	1,000,000	1,057,024
4.50%, 5/20/48	161,588	175,101
4.484%, 3/20/67	79,289	85,844
4.00%, with due dates from 2/20/48 to 5/20/48	897,783	962,639
3.50%, TBA, 1/1/52	6,000,000	6,248,593
3.50%, with due dates from 11/15/47 to 11/20/49	2,168,066	2,319,777
3.00%, TBA, 1/1/52	1,000,000	1,035,200
		12,733,901
U.S. Government Agency Mortgage Obligations (34.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	414,869	457,195
4.00%, 9/1/45	435,883	474,180
3.50%, with due dates from 8/1/43 to 2/1/47	1,592,198	1,708,932
3.00%, with due dates from 3/1/43 to 6/1/46	746,353	788,932
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	4,249	4,758
4.50%, with due dates from 7/1/44 to 5/1/45	680,756	744,654
4.00%, with due dates from 9/1/45 to 6/1/46	716,706	778,088
3.50%, with due dates from 6/1/56 to 9/1/57	2,648,330	2,857,414
3.50%, with due dates from 7/1/43 to 1/1/47	734,256	783,942
3.00%, with due dates from 9/1/42 to 3/1/47	2,914,833	3,094,770
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/52	2,000,000	2,160,614
5.50%, TBA, 1/1/52	2,000,000	2,163,753
4.50%, TBA, 1/1/52	4,000,000	4,287,500
4.00%, TBA, 1/1/52	15,000,000	15,955,665
3.50%, TBA, 2/1/52	5,000,000	5,258,986
3.50%, TBA, 1/1/52	9,000,000	9,478,127
3.00%, TBA, 2/1/52	3,000,000	3,104,649
3.00%, TBA, 1/1/52	8,000,000	8,290,938
2.00%, TBA, 2/1/52	5,000,000	4,977,032
2.00%, TBA, 1/1/52	5,000,000	4,987,969
		72,358,098
Total U.S. government and agency mortgage obligations
(cost $84,526,683)		$85,091,999

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)*	amount	Value

Agency collateralized mortgage obligations (15.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x
1 Month US LIBOR) + 25.79%), 25.351%, 4/15/37	$104,074	$185,251
REMICs IFB Ser. 2976, Class LC, ((-3.667 x
1 Month US LIBOR) + 24.42%), 24.018%, 5/15/35	17,635	27,885
REMICs IFB Ser. 3072, Class SM,
((-3.667 x 1 Month US LIBOR) + 23.80%),
23.394%, 11/15/35	76,183	131,036
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month
US LIBOR) + 19.86%), 19.531%, 3/15/35	137,504	183,499

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x
1 Month US LIBOR) + 16.95%), 16.665%, 6/15/34	$40,833	$47,774
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x
1 Month US LIBOR) + 6.20%), 6.09%, 12/15/47	1,062,437	190,910
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.948%, 1/25/50	5,774,266	822,496
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.948%, 9/25/49	743,668	92,100
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.94%, 6/15/42	5,152,779	511,582
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.89%, 5/15/41	128,308	134,621
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x 1 Month
US LIBOR) + 5.60%), 5.498%, 2/25/49	2,352,686	360,337
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	2,709,992	410,065
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	323,872	32,646
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	187,023	25,761
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	128,453	8,967
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	2,021,950	307,316
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	4,238,597	641,940
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	4,946,306	706,105
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	609,021	69,760
REMICs Ser. 5140, Class BI, IO, 3.50%, 9/25/51	4,318,548	690,695
REMICs Ser. 5070, Class AI, IO, 3.50%, 2/25/51	4,406,398	712,446
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	5,171,282	838,884
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	594,995	95,182
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	637,599	13,173
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	552,888	60,265
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,147,460	85,922
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,185,955	81,175
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	434,838	25,438
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	347,679	20,835
REMICs Ser. 5118, Class NI, IO, 2.00%, 2/25/51	4,228,247	524,948
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,661	2,435
REMICs Ser. 3391, PO, zero %, 4/15/37	17,333	15,990
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	3,352	3,017
REMICs Ser. 3210, PO, zero %, 5/15/36	3,639	3,566
REMICs FRB Ser. 3117, Class AF, (1 Month
US LIBOR + 0.00%), zero %, 2/15/36	5,128	4,513
Strips Ser. 315, PO, zero %, 9/15/43	1,125,703	1,012,993
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 39.289%, 7/25/36	59,567	116,180
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x
1 Month US LIBOR) + 24.57%), 24.193%, 3/25/36	85,233	133,265
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x
1 Month US LIBOR) + 24.20%), 23.826%, 6/25/37	55,478	97,641
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x
1 Month US LIBOR) + 20.12%),
19.808%, 12/25/35	78,933	118,399
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month
US LIBOR) + 12.90%), 12.696%, 5/25/40	66,563	83,869
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x
1 Month US LIBOR) + 6.40%), 6.298%, 4/25/40	351,037	66,299
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x
1 Month US LIBOR) + 6.25%), 6.148%, 10/25/50	7,000,820	1,224,864
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.15%), 6.048%, 1/25/48	1,414,397	277,987
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.998%, 2/25/49	3,128,514	518,395

6 Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.998%, 1/25/49	$854,965	$88,435
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.998%, 12/25/46	1,638,554	254,746
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.948%, 3/25/50	1,364,161	238,674
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.948%, 3/25/46	2,679,258	509,245
REMICs Ser. 20-45, Class GI, IO, 5.00%, 7/25/50	3,930,609	731,060
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	4,483,523	787,262
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,156,895	195,330
REMICs Ser. 21-77, Class I, IO, 4.00%, 11/25/51	10,187,406	1,387,740
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	3,312,341	540,797
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	92,382	1,638
REMICs Ser. 12-124, Class UI, IO,
4.00%, 11/25/42	1,303,020	194,299
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	229,659	4,326
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	224,857	6,873
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	2,508,491	358,386
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	301,712	35,505
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	2,321,107	379,362
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	390,286	43,960
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	1,087,832	75,058
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	342,579	11,860
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	310,180	7,438
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	121,669	1,740
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	160,718	3,163
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	487,180	13,745
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,796,884	306,656
Interest Strip Ser. 372, Class 1, PO,
zero %, 8/25/36	10,723	9,805
Government National Mortgage Association
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.096%, 12/20/42	1,460,069	244,678
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.093%, 9/16/44	769,865	200,062
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.046%, 10/20/49	1,799,474	208,048
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.046%, 12/20/48	1,597,939	253,843
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.046%, 9/20/43	211,263	35,816
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	458,112	60,594
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 3/20/50	1,312,772	215,106
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 1/20/50	1,111,425	146,441
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 7/20/49	1,297,244	182,068
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 7/20/49	1,318,971	182,704
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 2/20/49	1,354,276	221,237
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 11/20/48	876,425	113,677
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 4/20/50	2,485,395	336,895
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 2/20/50	68,335	7,714

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 2/20/50	$3,970,358	$641,546
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 4/20/49	1,227,507	146,324
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 2/20/49	825,659	101,308
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 2/20/41	826,710	159,300
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.943%, 9/16/49	1,522,296	379,699
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.896%, 10/20/49	156,461	40,664
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	402,007	71,091
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	24,914	3,231
Ser. 14-180, IO, 5.00%, 12/20/44	1,140,905	212,265
Ser. 14-76, IO, 5.00%, 5/20/44	335,210	60,625
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	276,430	51,996
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	2,798	181
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	175,682	31,268
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,420,218	264,075
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	748,561	138,484
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	525,057	93,140
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	108,528	6,677
Ser. 12-129, IO, 4.50%, 11/16/42	371,178	66,623
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	261,967	43,572
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	257,597	43,096
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	382,064	70,785
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	1,127,674	150,153
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	727,914	110,039
Ser. 15-94, IO, 4.00%, 7/20/45	172,961	31,894
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	55,436	4,471
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	912,836	171,613
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	543,719	33,049
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	945,526	141,801
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	260,976	22,427
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	336,705	30,156
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	555,873	88,504
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,976,607	326,832
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	274,204	28,316
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,720,680	198,825
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	359,416	25,447
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	210,756	19,265
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	155,615	14,815
Ser. 12-136, IO, 3.50%, 11/20/42	792,155	115,316
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	601,898	98,694
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	596,112	38,902
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	466,703	30,709
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	363,689	5,346
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	793,263	51,479
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	6,139,644	658,557
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	2,679,600	375,358
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	53,359	325
Ser. 21-107, Class QI, IO, 2.50%, 6/20/51	4,417,405	593,151
Ser. 16-H27, Class BI, IO, 2.355%, 12/20/66 W	1,104,470	73,755
Ser. 17-H18, Class CI, IO, 2.295%, 9/20/67 W	1,867,561	182,379
Ser. 17-H08, Class NI, IO, 2.242%, 3/20/67 W	2,591,542	167,414
Ser. 17-H12, Class QI, IO, 2.237%, 5/20/67 W	2,163,036	128,424
Ser. 16-H23, Class MI, IO, 2.223%, 10/20/66 W	8,524,265	543,422
Ser. 16-H23, Class NI, IO, 2.12%, 10/20/66 W	4,905,145	318,344

Putnam VT Income Fund 7

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 19-H02, Class DI, IO, 2.116%, 11/20/68 W	$3,109,994	$237,623
Ser. 16-H11, Class HI, IO, 2.099%, 1/20/66 W	2,579,809	129,797
Ser. 16-H24, Class JI, IO, 2.005%, 11/20/66 W	1,016,286	78,603
Ser. 15-H15, Class JI, IO, 1.966%, 6/20/65 W	1,487,552	102,492
Ser. 17-H09, Class DI, IO, 1.917%, 3/20/67 W	2,464,651	162,894
FRB Ser. 15-H16, Class XI, IO, 1.894%, 7/20/65 W	1,166,785	86,225
Ser. 15-H12, Class AI, IO, 1.872%, 5/20/65 W	2,260,434	118,673
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65 W	1,128,078	68,136
Ser. 17-H10, Class MI, IO, 1.823%, 4/20/67 W	2,665,570	147,673
Ser. 15-H10, Class CI, IO, 1.81%, 4/20/65 W	1,366,065	78,549
Ser. 15-H13, Class AI, IO, 1.807%, 6/20/65 W	2,914,219	181,683
Ser. 15-H12, Class GI, IO, 1.796%, 5/20/65 W	2,402,064	150,609
Ser. 15-H25, Class CI, IO, 1.751%, 10/20/65 W	1,703,932	104,792
Ser. 15-H12, Class EI, IO, 1.716%, 4/20/65 W	2,751,081	151,309
Ser. 16-H14, IO, 1.692%, 6/20/66 W	2,916,915	146,671
Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65 W	1,534,332	79,144
Ser. 16-H06, Class AI, IO, 1.666%, 2/20/66 W	2,493,395	149,888
Ser. 15-H25, Class AI, IO, 1.621%, 9/20/65 W	2,282,766	126,009
Ser. 15-H22, Class EI, IO, 1.603%, 8/20/65 W	808,657	22,642
Ser. 15-H01, Class CI, IO, 1.594%, 12/20/64 W	1,490,322	49,118
Ser. 15-H17, Class CI, IO, 1.581%, 6/20/65 W	1,800,437	53,201
Ser. 17-H14, Class EI, IO, 1.566%, 6/20/67 W	3,720,093	202,861
Ser. 15-H04, Class AI, IO, 1.56%, 12/20/64 W	2,246,210	114,416
Ser. 15-H28, Class DI, IO, 1.559%, 8/20/65 W	1,821,637	87,519
Ser. 16-H02, Class HI, IO, 1.553%, 1/20/66 W	5,314,016	247,633
Ser. 16-H04, Class KI, IO, 1.514%, 2/20/66 W	2,153,408	99,932
Ser. 14-H11, Class GI, IO, 1.495%, 6/20/64 W	4,516,431	232,000
Ser. 14-H07, Class BI, IO, 1.476%, 5/20/64 W	4,331,380	247,024
Ser. 14-H08, Class CI, IO, 1.458%, 3/20/64 W	2,380,979	84,489
Ser. 10-H19, Class GI, IO, 1.413%, 8/20/60 W	2,164,272	102,104
		31,563,254
Commercial mortgage-backed securities (16.0%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.358%, 9/15/48 W	285,000	291,936
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49 W	55,561	1
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.482%,
11/10/42 (In default) † W	399,820	219,901
BANK FRB Ser. 18-BN13, Class XA, IO,
0.498%, 8/15/61 W	7,989,209	189,224
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E,
2.00%, 7/15/54	247,000	198,820
Bear Stearns Commercial Mortgage Securities
Trust FRB Ser. 07-T26, Class AJ, 5.43%, 1/12/45 W	534,000	411,180
Bear Stearns Commercial Mortgage Securities
Trust 144A FRB Ser. 06-PW14, Class X1, IO,
0.517%, 12/11/38 W	25,217	88
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.186%, 12/15/47 W	131,000	132,441
FRB Ser. 11-C2, Class E, 5.186%, 12/15/47 W	597,000	595,007
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48 W	552,000	569,153
FRB Ser. 14-GC19, Class XA, IO, 1.12%, 3/10/47 W	9,098,489	177,048
FRB Ser. 13-GC17, Class XA, IO,
1.004%, 11/10/46 W	3,494,838	52,432
FRB Ser. 14-GC23, Class XA, IO,
0.912%, 7/10/47 W	16,476,003	339,880
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	727,890
FRB Ser. 12-GC8, Class XA, IO, 1.725%, 9/10/45 W	2,828,877	9,867

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.971%, 3/10/47 W	$224,000	$229,077
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	381,000	380,763
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47 W	912,000	947,167
FRB Ser. 14-UBS4, Class C, 4.649%, 8/10/47 W	283,000	288,187
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51 W	594,000	636,759
FRB Ser. 14-UBS6, Class C, 4.439%, 12/10/47 W	83,000	84,925
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	305,445
FRB Ser. 14-LC15, Class XA, IO, 1.062%, 4/10/47 W	4,601,561	86,970
FRB Ser. 14-CR19, Class XA, IO, 0.953%, 8/10/47 W	4,514,087	91,927
FRB Ser. 13-CR11, Class XA, IO,
0.909%, 8/10/50 W	7,911,792	99,206
FRB Ser. 15-CR23, Class XA, IO,
0.882%, 5/10/48 W	4,781,311	111,252
FRB Ser. 14-UBS6, Class XA, IO,
0.862%, 12/10/47 W	7,819,315	157,082
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.383%, 5/15/45 W	115,000	102,874
FRB Ser. 13-CR13, Class D, 4.881%, 11/10/46 W	240,000	242,950
FRB Ser. 13-CR13, Class E, 4.881%, 11/10/46 W	123,000	118,239
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47 W	198,000	185,263
FRB Ser. 14-CR19, Class D, 4.703%, 8/10/47 W	178,000	173,828
FRB Ser. 13-CR6, Class D, 4.087%, 3/10/46 W	205,000	200,127
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	210,941
Ser. 17-COR2, Class D, 3.00%, 9/10/50	200,000	186,008
FRB Ser. 12-LC4, Class XA, IO, 1.759%, 12/10/44 W	1,147,733	1,051
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class AX, IO, 0.015%, 1/15/49 W	3,137,286	31
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.261%, 4/15/50 W	262,000	247,695
FRB Ser. 15-C3, Class XA, IO, 0.696%, 8/15/48 W	14,651,193	318,573
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.761%, 4/15/50 W	502,000	392,839
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.76%, 12/15/49 W	5,989,786	146,750
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.365%, 8/10/44 W	389,000	386,705
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO,
1.816%, 9/27/28 W	3,008,000	323,172
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR
+ 2.40%), 2.494%, 7/25/29	305,297	308,076
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR
+ 2.40%), 2.494%, 7/25/29	321,307	323,497
GS Mortgage Securities Corp., II FRB
Ser. 13-GC10, Class XA, IO, 1.475%, 2/10/46 W	5,519,938	64,752
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	339,000	344,983
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.975%, 1/10/47 W	584,000	321,200
Ser. 13-GC12, Class B, 3.777%, 6/10/46 W	549,000	562,147
FRB Ser. 13-GC12, Class XA, IO,
1.393%, 6/10/46 W	3,498,674	46,497
FRB Ser. 14-GC18, Class XA, IO, 0.976%, 1/10/47 W	5,020,310	75,807
FRB Ser. 14-GC22, Class XA, IO,
0.946%, 6/10/47 W	13,666,418	224,547
FRB Ser. 15-GS1, Class XA, IO, 0.76%, 11/10/48 W	19,719,874	537,800
FRB Ser. 13-GC13, Class XA, IO,
0.064%, 7/10/46 W	105,534,627	93,546

8 Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.989%, 8/10/43 W	$621,000	$457,115
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47 W	510,000	353,257
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	481,000	481,170
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44 W	1,012,227	10
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.192%, 11/15/45 W	246,000	256,928
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47 W	287,000	279,655
FRB Ser. 13-C12, Class C, 4.098%, 7/15/45 W	256,000	259,207
FRB Ser. 14-C25, Class XA, IO, 0.83%, 11/15/47 W	3,029,562	60,391
FRB Ser. 14-C22, Class XA, IO, 0.823%, 9/15/47 W	9,962,762	178,637
FRB Ser. 13-C17, Class XA, IO, 0.723%, 1/15/47 W	2,423,249	29,318
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46 W	441,000	307,362
FRB Ser. C14, Class D, 4.548%, 8/15/46 W	715,000	457,964
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	276,935
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	296,679	279,998
Ser. 12-C6, Class B, 4.819%, 5/15/45 W	465,000	466,812
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	292,108
FRB Ser. 12-LC9, Class XA, IO, 1.393%, 12/15/47 W	2,670,095	23,435
FRB Ser. 13-LC11, Class XA, IO, 1.229%, 4/15/46 W	3,292,358	38,079
FRB Ser. 13-C16, Class XA, IO,
0.864%, 12/15/46 W	4,305,156	55,193
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.523%, 2/15/46 W	148,000	118,122
FRB Ser. 11-C3, Class F, 5.523%, 2/15/46 W	635,000	115,287
FRB Ser. 12-C6, Class E, 5.122%, 5/15/45 W	288,000	214,329
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	403,430	405,621
FRB Ser. 12-C8, Class D, 4.672%, 10/15/45 W	297,000	287,152
FRB Ser. 12-C8, Class C, 4.624%, 10/15/45 W	601,000	588,125
FRB Ser. 12-LC9, Class D, 4.363%, 12/15/47 W	127,000	124,650
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	354,878
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42 W	650,000	612,315
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42 W	250,000	222,088
Ladder Capital Commercial Mortgage Trust 144A
FRB Ser. 17-LC26, Class XA, IO, 1.411%, 7/12/50 W	5,360,939	294,852
LB-UBS Commercial Mortgage Trust FRB
Ser. 07-C2, Class XW, IO, zero %, 2/15/40 W	42,373	2
LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class XCL, IO, zero %, 2/15/40 W	918,063	40
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 06-C4, Class X, IO, 6.817%, 7/15/45 W	21,835	—
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 1.156%, 12/12/49 W	27,473	93
Morgan Stanley Bank of America Merrill
Lynch Trust
FRB Ser. 14-C14, Class C, 5.049%, 2/15/47 W	208,000	218,400
FRB Ser. 13-C7, Class XA, IO, 1.279%, 2/15/46 W	7,094,341	52,782
FRB Ser. 14-C17, Class XA, IO, 1.055%, 8/15/47 W	2,902,214	53,749
FRB Ser. 15-C25, Class XA, IO, 1.047%, 10/15/48 W	4,126,574	125,460
FRB Ser. 15-C26, Class XA, IO, 0.98%, 10/15/48 W	4,191,653	111,406
FRB Ser. 13-C12, Class XA, IO, 0.577%, 10/15/46 W	10,134,456	77,292
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.351%, 8/15/46 W	319,000	22,330
FRB Ser. 13-C10, Class E, 4.075%, 7/15/46 W	683,000	228,190

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46 W	$273,000	$60,743
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	193,942
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46 W	55,988,000	128,772
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO,
0.969%, 11/15/49 W	3,438,305	134,161
FRB Ser. 16-UB12, Class XA, IO,
0.706%, 12/15/49 W	8,899,488	248,157
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 5.086%, 7/15/49 W	252,000	229,977
FRB Ser. 12-C4, Class XA, IO, 1.779%, 3/15/45 W	187,288	2
Multifamily Connecticut Avenue
Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.852%, 3/25/50	403,000	408,889
FRB Ser. 19-01, Class M10, 3.352%, 10/15/49	827,000	816,620
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	859,373	9
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	264,000	265,247
Ser. 19-C17, Class C, 3.758%, 10/15/52 W	526,000	521,908
FRB Ser. 19-C17, Class XA, IO, 1.479%, 10/15/52 W	4,335,644	389,497
FRB Ser. 17-C7, Class XA, IO, 1.015%, 12/15/50 W	5,136,465	237,833
FRB Ser. 18-C12, Class XA, IO, 0.809%, 8/15/51 W	5,126,920	228,996
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.517%, 5/10/45 W	843,000	847,141
FRB Ser. 12-C1, Class D, 5.517%, 5/10/45 W	352,000	317,851
FRB Ser. 12-C1, Class XA, IO, 1.849%, 5/10/45 W	582,604	6
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.047%, 8/10/49 W	596,000	606,489
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	629,000	13,524
FRB Ser. 12-C2, Class E, 4.885%, 5/10/63 W	816,000	72,901
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	234,000	235,072
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45 W	327,000	327,717
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	122,671
FRB Ser. 12-C2, Class XA, IO, 1.268%, 5/10/63 W	9,504,243	23,038
FRB Ser. 13-C6, Class XA, IO, 1.087%, 4/10/46 W	5,143,906	42,165
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.412%, 1/10/45 W	336,000	294,262
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 06-C29, IO, 0.239%, 11/15/48 W	449,574	5
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	230,000	253,167
FRB Ser. 19-C50, Class XA, IO, 1.408%, 5/15/52 W	4,911,712	392,014
FRB Ser. 17-C41, Class XA, IO, 1.188%, 11/15/50 W	3,306,946	171,554
FRB Ser. 14-LC16, Class XA, IO, 1.082%, 8/15/50 W	7,070,143	149,111
FRB Ser. 18-C43, Class XA, IO, 0.659%, 3/15/51 W	14,036,006	487,000
FRB Ser. 15-LC20, Class XB, IO, 0.479%, 4/15/50 W	13,766,000	199,194
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	32,619
Ser. 19-C53, Class D, 2.50%, 10/15/52	203,000	184,417
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.846%, 11/15/47 W	6,041,147	123,036
FRB Ser. 14-C22, Class XA, IO, 0.791%, 9/15/57 W	14,737,473	257,316
FRB Ser. 13-C14, Class XA, IO, 0.66%, 6/15/46 W	14,298,323	97,700
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class C, 5.775%, 4/15/45 W	339,000	340,061
Ser. 11-C4, Class E, 4.887%, 6/15/44 W	55,000	40,654
Ser. 11-C4, Class F, 4.887%, 6/15/44 W	402,000	214,547

Putnam VT Income Fund 9

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class C, 4.887%, 6/15/44 W	$391,642	$391,256
FRB Ser. 12-C7, Class D, 4.791%, 6/15/45 W	231,000	97,676
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46 W	919,000	536,066
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	86,108
FRB Ser. 12-C10, Class D, 4.412%, 12/15/45 W	768,000	528,640
FRB Ser. 12-C9, Class XA, IO, 1.851%, 11/15/45 W	3,417,933	24,327
FRB Ser. 12-C10, Class XA, IO, 1.483%, 12/15/45 W	5,708,815	41,463
FRB Ser. 13-C11, Class XA, IO, 1.129%, 3/15/45 W	4,680,117	39,105
FRB Ser. 12-C9, Class XB, IO, 0.713%, 11/15/45 W	8,807,000	37,870
		33,746,759
Residential mortgage-backed securities (non-agency) (9.1%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	330,000	336,309
Bellemeade Re, Ltd. 144A FRB Ser. 17-1,
Class M2, (1 Month US LIBOR + 3.35%), 3.452%,
10/25/27 (Bermuda)	1,014,163	1,021,298
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	363,237
Bunker Hill Loan Depositary Trust 144A FRB
Ser. 20-1, Class A3, 3.253%, 2/25/55 W	332,000	330,567
Carrington Mortgage Loan Trust FRB
Ser. 06-NC2, Class A4, (1 Month US LIBOR
+ 0.24%), 0.342%, 6/25/36	210,000	206,229
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2,
(1 Month US LIBOR + 0.30%), 0.402%, 8/25/35	76,818	74,744
COLT Mortgage Loan Trust 144A Ser. 20-2,
Class A2, 3.094%, 3/25/65 W	224,000	226,419
Countrywide Alternative Loan Trust FRB
Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 0.242%, 6/25/37	146,988	137,419
Credit Suisse Mortgage Trust 144A FRB
Ser. 20-RPL3, Class A1, 2.691%, 3/25/60 W	205,304	205,970
Deephaven Residential Mortgage Trust 144A
Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	251,035
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.30%), 3.402%, 4/25/29 (Bermuda)	191,000	191,882
FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 1.802%, 11/25/28 (Bermuda)	216,801	216,727
Ellington Financial Mortgage Trust 144A FRB
Ser. 20-1, Class A2, 3.149%, 5/25/65 W	179,000	180,438
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (1 Month US LIBOR
+ 6.35%), 6.453%, 9/25/28	711,429	745,507
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.253%, 11/25/28	373,957	386,771
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 5.103%, 12/25/28	438,531	456,006
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	381,540
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (1 Month US LIBOR
+ 3.60%), 3.703%, 4/25/24	166,426	170,255
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2B, (1 Month US LIBOR
+ 3.55%), 3.653%, 8/25/29	301,000	310,753

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M2, (1 Month US LIBOR
+ 2.65%), 2.753%, 12/25/29	$536,283	$548,402
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 2.403%, 9/25/30	152,665	154,336
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class M2, (1 Month US LIBOR
+ 1.80%), 1.903%, 7/25/30	152,293	153,245
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 4.753%, 1/25/49	400,000	416,241
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	241,946
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 4.453%, 3/25/49	90,000	93,124
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B1, (1 Month US LIBOR
+ 3.90%), 4.003%, 9/25/48	70,000	72,967
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 3.803%, 12/25/30	310,000	321,282
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.203%, 3/25/50	262,995	266,074
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.753%, 1/25/49	399,012	403,721
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.553%, 3/25/49	755,775	764,042
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 2.453%, 2/25/49	150,575	152,021
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.403%, 10/25/48	122,800	124,226
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M2, (1 Month US LIBOR
+ 2.15%), 2.253%, 12/25/30	254,000	257,135
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR
+ 1.90%), 2.003%, 1/25/50	442,419	442,965
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1M2, (1 Month US LIBOR
+ 6.00%), 6.103%, 9/25/28	254,432	262,688
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 1M2, (1 Month US LIBOR
+ 5.70%), 5.803%, 4/25/28	62,384	65,712
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 2M2, (1 Month US LIBOR
+ 5.55%), 5.653%, 4/25/28	79,261	82,664
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1M2, (1 Month US LIBOR
+ 5.30%), 5.403%, 10/25/28	324,131	336,519
Connecticut Avenue Securities FRB
Ser. 15-C03, Class 2M2, (1 Month US LIBOR
+ 5.00%), 5.103%, 7/25/25	17,038	17,123

10 Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1B1, (1 Month US LIBOR
+ 4.00%), 4.102%, 5/25/30	$250,000	$260,781
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1M2, (1 Month US LIBOR
+ 3.55%), 3.653%, 7/25/29	292,858	300,666
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1M2, (1 Month US LIBOR
+ 3.00%), 3.103%, 10/25/29	291,923	298,746
Connecticut Avenue Securities FRB
Ser. 17-C06, Class 2M2, (1 Month US LIBOR
+ 2.80%), 2.903%, 2/25/30	66,121	67,487
Connecticut Avenue Securities FRB
Ser. 18-C01, Class 1M2, (1 Month US LIBOR
+ 2.25%), 2.353%, 7/25/30	211,281	213,648
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1EB1, (1 Month US LIBOR
+ 1.25%), 1.353%, 7/25/29	210,000	210,285
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1EB2, (1 Month US LIBOR
+ 1.00%), 1.102%, 5/25/30	532,000	532,000
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1B1, (1 Month US LIBOR
+ 5.75%), 5.853%, 7/25/29	208,000	228,251
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (1 Month US LIBOR
+ 4.15%), 4.253%, 8/25/31	59,000	60,427
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (1 Month US LIBOR
+ 2.45%), 2.553%, 7/25/31	39,795	39,944
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (1 Month US LIBOR
+ 2.15%), 2.253%, 11/25/39	203,516	203,372
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1M2, (1 Month US LIBOR
+ 2.05%), 2.153%, 1/25/40	253,775	254,797
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2M2, (1 Month US LIBOR
+ 2.00%), 2.103%, 1/25/40	244,322	244,932
Connecticut Avenue Securities Trust FRB
Ser. 19-R05, Class 1M2, (1 Month US LIBOR
+ 2.00%), 2.103%, 7/25/39	8,382	8,389
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3,
2.935%, 4/25/65	74,348	74,674
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.60%), 1.702%,
10/25/28 (Bermuda)	73,096	73,096
Legacy Mortgage Asset Trust 144A FRB
Ser. 19-GS2, Class A2, 4.25%, 1/25/59	250,000	250,000
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.918%, 8/26/47 W	180,000	172,258
New Residential Mortgage Loan Trust 144A FRB
Ser. 20-NQM2, Class A2, 2.891%, 5/24/60 W	212,000	214,048
NovaStar Mortgage Funding Trust FRB
Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%),
1.902%, 9/25/34	34,982	32,992
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A,
Class M2, (1 Month US LIBOR + 2.85%), 2.952%,
7/25/28 (Bermuda)	380,000	381,311

	Principal
MORTGAGE-BACKED SECURITIES (40.1%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.20%), 3.303%, 2/25/29 (Bermuda)	$150,000	$151,279
FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 2.802%, 3/25/28 (Bermuda)	200,000	201,347
Residential Mortgage Loan Trust 144A Ser. 20-2,
Class A3, 2.911%, 5/25/60 W	464,000	468,843
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class A2, 3.97%, 4/25/60 W	889,000	900,403
Towd Point Mortgage Trust 144A Ser. 18-5,
Class M1, 3.25%, 7/25/58 W	153,000	157,014
Verus Securitization Trust 144A Ser. 20-INV1,
Class A3, 3.889%, 3/25/60 W	100,000	102,388
Vista Point Securitization Trust 144A Ser. 20-1,
Class A2, 2.77%, 3/25/65 W	219,000	221,016
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (1 Month
US LIBOR + 0.86%), 0.962%, 10/25/45	962,582	955,702
FRB Ser. 05-AR17, Class A1B2, (1 Month
US LIBOR + 0.82%), 0.922%, 12/25/45	660,838	597,001
		19,246,644

Total mortgage-backed securities (cost $96,852,002)		$84,556,657

	Principal
CORPORATE BONDS AND NOTES (30.8%)*	amount	Value

Basic materials (1.5%)
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 3.50%, 5/8/24 (Germany)	$13,000	$13,578
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	234,169
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	227,000	272,968
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 2.50%, 9/1/30	142,000	137,516
Huntsman International, LLC sr. unsec. notes
4.50%, 5/1/29	279,000	308,402
International Flavors & Fragrances, Inc. sr. unsec.
notes 4.45%, 9/26/28	81,000	91,696
International Flavors & Fragrances, Inc.
144A company guaranty sr. unsec. bonds
3.468%, 12/1/50	27,000	28,285
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 2.30%, 11/1/30	48,000	47,067
LyondellBasell Industries NV sr. unsec. unsub.
bonds 4.625%, 2/26/55	225,000	274,315
Nutrien, Ltd. sr. unsec. bonds 5.25%,
1/15/45 (Canada)	44,000	58,452
Nutrien, Ltd. sr. unsec. notes 2.95%,
5/13/30 (Canada)	70,000	73,663
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%,
4/1/29 (Canada)	105,000	118,444
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.45%, 6/1/27	138,000	149,299
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.30%, 5/15/50	50,000	52,660
Sherwin-Williams Co. (The) sr. unsec. unsub.
notes 2.75%, 6/1/22	3,000	3,021
Westlake Chemical Corp. sr. unsec. bonds
3.125%, 8/15/51	596,000	574,002
Westlake Chemical Corp. sr. unsec. bonds
2.875%, 8/15/41	299,000	290,887
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/30	105,000	145,573

Putnam VT Income Fund 11

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Basic materials cont.
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 7.95%, 2/15/31	$39,000	$54,986
Weyerhaeuser Co. sr. unsec. unsub. notes
7.375%, 3/15/32 R	111,000	156,160
		3,085,143
Capital goods (1.4%)
Berry Global, Inc. 144A company guaranty sr.
notes 1.65%, 1/15/27	168,000	164,119
Berry Global, Inc. 144A company guaranty sr.
notes 1.57%, 1/15/26	182,000	178,091
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	223,000	309,454
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	224,000	245,072
Howmet Aerospace, Inc. sr. unsec. unsub. notes
3.00%, 1/15/29	390,000	390,525
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	163,593
L3Harris Technologies, Inc. sr. unsec. bonds
1.80%, 1/15/31	169,000	161,298
L3Harris Technologies, Inc. sr. unsec. notes
3.85%, 12/15/26	132,000	143,543
L3Harris Technologies, Inc. sr. unsec. sub. notes
4.40%, 6/15/28	73,000	81,936
Northrop Grumman Corp. sr. unsec. bonds
5.25%, 5/1/50	45,000	63,029
Northrop Grumman Corp. sr. unsec. unsub.
notes 3.25%, 1/15/28	244,000	261,133
Oshkosh Corp. sr. unsec. sub. notes
4.60%, 5/15/28	128,000	144,261
Oshkosh Corp. sr. unsec. unsub. notes
3.10%, 3/1/30	21,000	21,818
Raytheon Technologies Corp. sr. unsec. unsub.
notes 4.125%, 11/16/28	370,000	413,861
Waste Connections, Inc. sr. unsec. sub. bonds
3.50%, 5/1/29	119,000	128,679
		2,870,412
Communication services (3.2%)
American Tower Corp. sr. unsec. bonds
2.70%, 4/15/31 R	523,000	524,590
American Tower Corp. sr. unsec. notes
2.90%, 1/15/30 R	95,000	97,359
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	235,000	242,210
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	628,000	630,279
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	5,000	5,616
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	425,000	415,668
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	27,000	26,091
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	404,558
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	36,000	37,253
Charter Communications Operating, LLC/
Charter Communications Operating Capital Corp.
company guaranty sr. notes 3.75%, 2/15/28	83,000	88,917
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. bonds
6.484%, 10/23/45	385,000	525,751
Charter Communications Operating, LLC/
Charter Communications Operating Capital Corp.
company guaranty sr. sub. bonds 4.80%, 3/1/50	19,000	21,273
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. sr.
bonds 3.70%, 4/1/51	52,000	50,273

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Communication services cont.
Charter Communications Operating, LLC/
Charter Communications Operating Capital Corp.
company guaranty sr. sub. bonds 5.375%, 5/1/47	$31,000	$37,001
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	176,000	203,939
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.40%, 7/15/46	360,000	381,297
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 2.35%, 1/15/27	286,000	296,207
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	1,000	1,436
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	94,000	100,224
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	203,000	216,768
Cox Communications, Inc. 144A company
guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	94,292
Cox Communications, Inc. 144A sr. unsec. bonds
4.50%, 6/30/43	90,000	104,629
Cox Communications, Inc. 144A sr. unsec. notes
3.35%, 9/15/26	44,000	46,702
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	6,000	6,529
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	130,000	139,655
Crown Castle International Corp. sr. unsec. notes
4.75%, 5/15/47 R	25,000	30,653
Crown Castle International Corp. sr. unsec. sub.
bonds 3.30%, 7/1/30 R	195,000	205,687
Equinix, Inc. sr. unsec. sub. notes
3.20%, 11/18/29 R	206,000	216,524
Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	107,748
T-Mobile USA, Inc. company guaranty sr. bonds
4.50%, 4/15/50	261,000	303,533
T-Mobile USA, Inc. company guaranty sr. notes
3.875%, 4/15/30	10,000	10,937
T-Mobile USA, Inc. company guaranty sr. notes
3.75%, 4/15/27	55,000	59,560
T-Mobile USA, Inc. company guaranty sr. notes
2.55%, 2/15/31	123,000	122,381
Telefonica Emisiones SA company guaranty sr.
unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	250,183
Verizon Communications, Inc. sr. unsec. bonds
3.70%, 3/22/61	221,000	239,612
Verizon Communications, Inc. sr. unsec. notes
2.55%, 3/21/31	112,000	112,999
Verizon Communications, Inc. sr. unsec. unsub.
bonds 5.25%, 3/16/37	125,000	162,433
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.40%, 11/1/34	85,000	98,930
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.329%, 9/21/28	117,000	132,907
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	76,000	78,280
		6,830,884
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN
(BBA LIBOR USD 3 Month + 3.33%), 3.533%,
perpetual maturity	219,000	216,810
		216,810

12 Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Consumer cyclicals (2.8%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	$270,000	$289,238
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	134,000	138,413
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	284,925
Amazon.com, Inc. sr. unsec. unsub. bonds
2.70%, 6/3/60	125,000	120,451
Amazon.com, Inc. sr. unsec. unsub. notes
1.50%, 6/3/30	163,000	157,958
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	32,614
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	118,000	113,813
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	242,000	248,050
BMW US Capital, LLC 144A company guaranty sr.
unsec. notes 3.95%, 8/14/28	140,000	156,470
Booking Holdings, Inc. sr. unsec. sub. notes
4.625%, 4/13/30	355,000	414,895
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	127,484
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	327,000	349,585
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	135,000	138,262
Ford Motor Co. sr. unsec. unsub. bonds
3.25%, 2/12/32	45,000	45,980
Ford Motor Co. sr. unsec. unsub. notes
3.625%, 6/17/31	200,000	210,537
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	202,000	276,493
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	130,000	160,843
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	97,000	104,738
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	39,884
Global Payments, Inc. sr. unsec. notes
2.90%, 5/15/30	70,000	71,271
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	68,000	78,625
IHS Markit, Ltd. 144A company guaranty notes
4.75%, 2/15/25 (United Kingdom)	138,000	149,903
IHS Markit, Ltd. 144A company guaranty sr.
unsec. notes 4.00%, 3/1/26 (United Kingdom)	38,000	41,136
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	226,000	259,149
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	208,000	235,390
Moody’s Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	146,733
Moody’s Corp. sr. unsec. bonds 2.55%, 8/18/60	113,000	99,107
Omnicom Group, Inc. sr. unsec. notes
4.20%, 6/1/30	130,000	146,138
Omnicom Group, Inc. sr. unsec. sub. notes
2.45%, 4/30/30	50,000	49,945
QVC, Inc. company guaranty sr. notes
4.85%, 4/1/24	85,000	90,749
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	72,291
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	58,000	54,115
Sirius XM Radio, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 9/1/31	525,000	514,737
Sirius XM Radio, Inc. 144A sr. unsec. bonds
5.00%, 8/1/27	132,000	136,785
Stellantis Finance US, Inc. 144A company
guaranty sr. unsec. notes 2.691%, 9/15/31	200,000	196,583

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Consumer cyclicals cont.
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	$50,000	$55,555
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	58,000	60,397
Walt Disney Co. (The) company guaranty sr.
unsec. bonds 7.75%, 12/1/45	55,000	98,524
		5,967,766
Consumer staples (1.9%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	298,000	412,270
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	1,000	1,254
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	100,000	122,284
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	115,085
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	159,000	185,066
Ashtead Capital, Inc. 144A company guaranty sr.
unsec. notes 2.45%, 8/12/31	200,000	194,739
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	346,960
CVS Pass-Through Trust sr. notes
6.036%, 12/10/28	18,533	21,072
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. bonds 4.50%, 2/15/45	40,000	48,363
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 7.00%, 10/15/37	83,000	122,277
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 5.625%, 3/15/42	90,000	121,896
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. bonds 3.20%, 5/1/30	38,000	40,173
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. notes 2.25%, 3/15/31	249,000	245,366
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. unsub. notes 4.597%, 5/25/28	101,000	114,864
Kraft Heinz Foods Co. company guaranty sr.
unsec. bonds 4.375%, 6/1/46	177,000	207,267
Kraft Heinz Foods Co. company guaranty sr.
unsec. sub. notes 4.875%, 10/1/49	425,000	533,776
Kraft Heinz Foods Co. company guaranty sr.
unsec. sub. notes 3.875%, 5/15/27	32,000	34,564
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28	300,000	360,751
Netflix, Inc. sr. unsec. unsub. notes
4.375%, 11/15/26	266,000	294,595
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	363,000	423,349
		3,945,971
Energy (1.3%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	391,308
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	160,000	180,531
Cheniere Energy Partners LP 144A company
guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	113,000	113,848
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 2.875%, 4/1/32	550,000	538,040
Diamondback Energy, Inc. company guaranty sr.
unsec. notes 3.25%, 12/1/26	90,000	94,916
Equinor ASA company guaranty sr. unsec. notes
5.10%, 8/17/40 (Norway)	1,000	1,311
Occidental Petroleum Corp. sr. unsec. sub.
bonds 6.20%, 3/15/40	301,000	370,230

Putnam VT Income Fund 13

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Energy cont.
Sabine Pass Liquefaction, LLC sr. bonds
4.20%, 3/15/28	$2,000	$2,191
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	103,000	115,687
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	243,962
Spectra Energy Partners LP sr. unsec. notes
3.375%, 10/15/26	145,000	153,725
TotalEnergies Capital International SA company
guaranty sr. unsec. unsub. notes 2.829%,
1/10/30 (France)	335,000	350,767
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	216,000	223,290
		2,779,806
Financials (11.1%)
ABN AMRO Bank NV 144A unsec. sub. FRB
3.324%, 3/13/37 (Netherlands)	200,000	199,831
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust company guaranty sr. unsec.
bonds 3.30%, 1/30/32 (Ireland)	655,000	667,295
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	46,000	50,738
Air Lease Corp. sr. unsec. sub. notes
3.25%, 10/1/29	263,000	268,647
Aon PLC company guaranty sr. unsec. unsub.
notes 4.25%, 12/12/42	171,000	194,856
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	237,000	249,772
Australia & New Zealand Banking Group, Ltd.
144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	234,532
Australia & New Zealand Banking Group, Ltd./
United Kingdom 144A jr. unsec. sub. FRB 6.75%,
perpetual maturity (United Kingdom)	200,000	227,250
Banco Santander SA sr. unsec. unsub. notes
4.379%, 4/12/28 (Spain)	200,000	223,827
Banco Santander SA unsec. sub. FRB 3.225%,
11/22/32 (Spain)	1,200,000	1,201,128
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	200,000	221,650
Bank of America Corp. jr. unsec. sub. bonds
Ser. JJ, 5.125%, perpetual maturity	218,000	228,083
Bank of America Corp. jr. unsec. sub. FRN Ser. AA,
6.10%, perpetual maturity	245,000	265,519
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	43,799
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	306,000	306,780
Bank of America Corp. unsec. sub. FRN (BBA
LIBOR USD 3 Month + 0.76%), 0.963%, 9/15/26	100,000	99,573
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	300,000	401,587
Bank of Montreal unsec. sub. FRN 3.803%,
12/15/32 (Canada)	96,000	102,970
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	251,970
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%,
perpetual maturity (France)	200,000	200,600
BPCE SA 144A unsec. sub. notes 4.50%,
3/15/25 (France)	317,000	341,584
Cantor Fitzgerald LP 144A unsec. notes
6.50%, 6/17/22	74,000	75,831

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Financials cont.
Capital One Financial Corp. unsec. sub. FRB
2.359%, 7/29/32	$225,000	$213,009
Capital One Financial Corp. unsec. sub. notes
4.20%, 10/29/25	225,000	245,084
CIT Bank NA sr. unsec. FRN Ser. BKNT,
2.969%, 9/27/25	385,000	396,550
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	105,500
CIT Group, Inc. sr. unsec. unsub. notes
5.25%, 3/7/25	129,000	142,110
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	360,000	360,385
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	9,000	9,698
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	22,015
Citigroup, Inc. sr. unsec. unsub. FRB
3.887%, 1/10/28	64,000	69,387
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,000	1,230
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,006,000	1,121,710
CNO Financial Group, Inc. sr. unsec. unsub. notes
5.25%, 5/30/25	70,000	77,255
Commonwealth Bank of Australia 144A unsec.
sub. notes 2.688%, 3/11/31 (Australia)	200,000	196,683
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	426,501
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	239,596
Credit Suisse Group AG 144A sr. unsec. FRN
2.193%, 6/5/26 (Switzerland)	620,000	623,120
Deutsche Bank AG sr. unsec. unsub. FRN 2.311%,
11/16/27 (Germany)	150,000	149,933
Deutsche Bank AG unsec. sub. FRB 3.729%,
1/14/32 (Germany)	505,000	516,272
Digital Realty Trust LP company guaranty sr.
unsec. bonds 4.45%, 7/15/28 R	273,000	307,711
Fairfax Financial Holdings, Ltd. sr. unsec. notes
4.85%, 4/17/28 (Canada)	242,000	269,182
Fairfax US, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 8/13/24	25,000	26,748
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	62,000	63,024
Five Corners Funding Trust 144A sr. unsec. bonds
4.419%, 11/15/23	235,000	249,052
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. bonds 3.25%, 1/15/32 R	145,000	145,782
Goldman Sachs Group, Inc. (The) jr. unsec. sub.
FRN 3.65%, 7/28/51	220,000	217,250
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	197,000	218,832
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	405,000	435,283
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	77,000	78,236
Goldman Sachs Group, Inc. (The) unsec. sub.
notes 6.75%, 10/1/37	314,000	444,415
Intercontinental Exchange, Inc. sr. unsec. bonds
2.65%, 9/15/40	275,000	265,563
Intercontinental Exchange, Inc. sr. unsec. bonds
1.85%, 9/15/32	136,000	130,177
Intesa Sanpaolo SpA 144A unsec. sub. bonds
4.198%, 6/1/32 (Italy)	410,000	411,035
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	91,785

14 Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Financials cont.
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. HH, 4.60%, perpetual maturity	$467,000	$479,259
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. W, (BBA LIBOR USD 3 Month + 1.00%),
1.125%, 5/15/47	100,000	84,060
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	87,000	86,783
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	740,000	867,895
JPMorgan Chase & Co. unsec. sub. FRB
2.956%, 5/13/31	72,000	74,547
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	125,000	137,256
Lloyds Banking Group PLC unsec. sub. FRB
3.369%, 12/14/46 (United Kingdom)	305,000	303,389
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes
4.375%, 3/15/29	194,000	221,140
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	36,000	39,838
MetLife Capital Trust IV 144A jr. unsec. sub. notes
7.875%, 12/15/37	340,000	464,100
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	104,568
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	216,389
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	760,000	954,667
NatWest Group PLC sr. unsec. unsub. FRB
4.892%, 5/18/29 (United Kingdom)	200,000	228,610
Neuberger Berman Group, LLC/Neuberger
Berman Finance Corp. 144A sr. unsec. notes
4.875%, 4/15/45	75,000	88,717
Prologis LP sr. unsec. unsub. notes
2.25%, 4/15/30 R	54,000	54,274
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	66,000	68,640
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	199,000	209,448
Prudential Financial, Inc. sr. unsec. notes
6.625%, 6/21/40	1,000	1,492
Royal Bank of Canada unsec. sub. notes
Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	155,256
Societe Generale SA 144A jr. unsec. sub. notes
5.375%, perpetual maturity (France)	463,000	486,403
Sumitomo Mitsui Financial Group, Inc. 144A
unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	217,512
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes
6.85%, 12/16/39	173,000	258,095
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	193,362
Truist Financial Corp. jr. unsec. sub. FRB Ser. N,
4.80%, 9/1/24	198,000	206,416
UBS Group AG 144A jr. unsec. sub. FRN 4.375%,
perpetual maturity (Switzerland)	580,000	571,688
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	274,836
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	545,000	542,904
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	125,638
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	90,000	92,475

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Financials cont.
Wells Fargo Bank, NA unsec. sub. notes
Ser. BKNT, 6.60%, 1/15/38	$610,000	$885,672
Westpac Banking Corp. unsec. sub. bonds
4.421%, 7/24/39 (Australia)	196,000	229,150
Westpac Banking Corp. unsec. sub. bonds
2.963%, 11/16/40 (Australia)	108,000	105,926
		23,358,340
Health care (2.6%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	743,000	794,410
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	130,000	138,382
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	200,000	255,849
Amgen, Inc. sr. unsec. unsub. notes
2.60%, 8/19/26	100,000	104,246
Becton Dickinson and Co. sr. unsec. notes
2.823%, 5/20/30	192,000	198,734
Bristol-Myers Squibb Co. sr. unsec. sub. bonds
2.55%, 11/13/50	119,000	112,571
Bristol-Myers Squibb Co. sr. unsec. sub. notes
3.40%, 7/26/29	530,000	580,352
Cigna Corp. company guaranty sr. unsec. unsub.
notes 3.75%, 7/15/23	96,000	99,831
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	372,000	452,817
CVS Pass-Through Trust 144A sr. mtge. notes
4.704%, 1/10/36	101,408	114,049
DH Europe Finance II Sarl company guaranty sr.
unsec. bonds 3.40%, 11/15/49 (Luxembourg)	179,000	194,711
DH Europe Finance II Sarl company guaranty sr.
unsec. notes 2.60%, 11/15/29 (Luxembourg)	60,000	61,991
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	35,000	39,360
HCA, Inc. company guaranty sr. bonds
3.50%, 7/15/51	157,000	160,057
HCA, Inc. company guaranty sr. notes
4.125%, 6/15/29	41,000	45,115
HCA, Inc. company guaranty sr. sub. bonds
5.50%, 6/15/47	45,000	58,884
HCA, Inc. company guaranty sr. sub. notes
5.00%, 3/15/24	95,000	102,151
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	160,000	184,137
Novartis Capital Corp. company guaranty sr.
unsec. unsub. bonds 4.00%, 11/20/45	265,000	321,461
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	134,365
Service Corp. International sr. unsec. notes
4.625%, 12/15/27	28,000	29,225
Service Corp. International sr. unsec. notes
3.375%, 8/15/30	29,000	28,466
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
4.75%, 7/15/45	50,000	65,454
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
2.90%, 5/15/50	160,000	162,983
UnitedHealth Group, Inc. sr. unsec. unsub. notes
3.85%, 6/15/28	225,000	250,767
UnitedHealth Group, Inc. sr. unsec. unsub. notes
2.00%, 5/15/30	107,000	106,225
Viatris, Inc. company guaranty sr. unsec. bonds
4.00%, 6/22/50	250,000	266,271
Viatris, Inc. company guaranty sr. unsec. notes
2.30%, 6/22/27	133,000	133,775
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	292,000	323,988
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	38,444
		5,559,071

Putnam VT Income Fund 15

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Technology (2.5%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	$115,000	$102,478
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	125,000	128,807
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	596,000	591,787
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	590,145
Broadcom, Inc. company guaranty sr. unsec.
bonds 4.15%, 11/15/30	476,000	527,911
Broadcom, Inc. 144A sr. unsec. bonds
3.187%, 11/15/36	175,000	174,695
Cisco Systems, Inc./California sr. unsec. unsub.
notes 2.50%, 9/20/26	120,000	125,889
Dell International, LLC/EMC Corp. company
guaranty sr. bonds 8.35%, 7/15/46	11,000	18,288
Microsoft Corp. sr. unsec. unsub. bonds
2.921%, 3/17/52	280,000	297,281
Microsoft Corp. sr. unsec. unsub. bonds
2.675%, 6/1/60	500,000	498,347
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	57,096
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	507,000	512,644
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	85,000	88,251
Salesforce.com, Inc. sr. unsec. bonds
3.05%, 7/15/61	313,000	321,912
Salesforce.com, Inc. sr. unsec. bonds
2.90%, 7/15/51	313,000	318,543
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	294,000	292,957
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	204,000	189,884
VMware, Inc. sr. unsec. unsub. bonds
2.20%, 8/15/31	346,000	339,840
		5,176,755
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	135,000	143,038
		143,038
Utilities and power (2.4%)
AES Corp. (The) sr. unsec. unsub. notes
2.45%, 1/15/31	230,000	224,090
American Electric Power Co., Inc. sr. unsec.
unsub. bonds 3.25%, 3/1/50	100,000	98,184
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	216,000	240,659
American Transmission Systems, Inc. 144A sr.
unsec. bonds 2.65%, 1/15/32	65,000	65,604
Appalachian Power Co. sr. unsec. unsub. notes
Ser. L, 5.80%, 10/1/35	3,000	3,850
Berkshire Hathaway Energy Co. sr. unsec. bonds
6.50%, 9/15/37	3,000	4,191
Berkshire Hathaway Energy Co. sr. unsec. bonds
4.25%, 10/15/50	100,000	122,158
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	2,000	2,568
Consolidated Edison Co. of New York, Inc. sr.
unsec. unsub. notes 4.20%, 3/15/42	86,000	97,317
Dominion Energy, Inc. sr. unsec. unsub. bonds
4.90%, 8/1/41	135,000	166,039
Duke Energy Corp. sr. unsec. bonds
4.20%, 6/15/49	65,000	74,007
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	189,328
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	201,000	217,292
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	74,851
El Paso Natural Gas Co., LLC company guaranty
sr. unsec. unsub. notes 8.375%, 6/15/32	207,000	296,238

	Principal
CORPORATE BONDS AND NOTES (30.8%)* cont.	amount	Value

Utilities and power cont.
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	$90,000	$105,093
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	104,197
Energy Transfer LP company guaranty sr. unsec.
notes 5.875%, 1/15/24	85,000	91,483
Energy Transfer LP company guaranty sr. unsec.
notes 2.90%, 5/15/25	55,000	56,817
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	135,000	127,902
Energy Transfer LP sr. unsec. unsub. bonds
6.125%, 12/15/45	175,000	217,678
Energy Transfer LP sr. unsec. unsub. notes
6.50%, 2/1/42	25,000	32,209
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	114,000	118,861
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	317,000	358,524
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	241,582
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	115,233
IPALCO Enterprises, Inc. sr. sub. notes
3.70%, 9/1/24	37,000	38,702
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	104,125
NRG Energy, Inc. 144A company guaranty sr.
notes 3.75%, 6/15/24	123,000	128,488
NRG Energy, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 2/15/32	275,000	269,500
Oncor Electric Delivery Co., LLC sr. notes
5.75%, 3/15/29	161,000	197,005
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	109,000	105,233
Pacific Gas and Electric Co. sr. bonds
4.95%, 7/1/50	145,000	157,913
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	136,923
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	2,000	2,780
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	96,000	102,661
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	104,000	107,097
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (BBA LIBOR USD 3 Month + 2.11%),
2.269%, 5/15/67	310,000	289,463
		5,085,845

Total corporate bonds and notes (cost $61,426,489)		$65,019,841

	Principal
ASSET-BACKED SECURITIES (4.3%)*	amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (BBA LIBOR USD 3 Month + 2.90%),
3.025%, 7/25/24	$455,000	$455,273
LHOME Mortgage Trust 144A Ser. 19-RTL2,
Class A1, 3.844%, 3/25/24	119,974	120,062
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR
+ 0.90%), 1.002%, 10/25/53	203,000	203,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.80%), 0.902%, 11/25/53	122,000	122,000
Mortgage Repurchase Agreement
Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR
+ 1.00%), 1.101%, 8/10/23	289,000	289,000
FRB Ser. 21-S1, Class A1, (1 Month US LIBOR
+ 0.50%), 0.601%, 9/10/22	282,000	282,000

16 Putnam VT Income Fund

	Principal
ASSET-BACKED SECURITIES (4.3%)* cont.	amount	Value

MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month
US LIBOR + 1.75%), 1.849%, 4/15/22	$489,000	$489,000
FRB Ser. 21-EBO4, Class A1X, (1 Month
US LIBOR + 1.75%), 1.849%, 2/16/22	517,000	517,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR
+ 1.70%), 1.81%, 4/22/22	460,000	460,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR
+ 1.50%), 1.599%, 3/8/22	454,000	454,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR
+ 1.45%), 1.299%, 8/15/22	783,000	783,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR
+ 1.15%), 1.26%, 1/25/22	517,000	517,161
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR
+ 1.25%), 1.243%, 2/15/22	512,000	512,000
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR
+ 1.15%), 1.238%, 5/15/22	500,000	500,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR
+ 0.80%), 0.902%, 4/25/22	531,000	531,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR
+ 0.75%), 0.852%, 8/8/22	531,000	531,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR
+ 0.70%), 0.792%, 12/8/22	179,000	179,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR
+ 0.62%), 0.712%, 11/7/22	517,000	517,000
Toorak Mortgage Corp., Ltd. Ser. 19-2, Class A2,
4.213%, 9/25/22	991,000	991,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1,
Class A1, 2.734%, 3/25/23 W	580,000	583,851
Total asset-backed securities (cost $9,033,986)		$9,036,347

	Principal
COLLATERALIZED LOAN OBLIGATIONS (2.0%)*	amount	Value

522 Funding CLO, Ltd. 144A FRB Ser. 19-5A,
Class A1, (BBA LIBOR USD 3 Month + 1.39%),
1.514%, 1/15/33 (Cayman Islands)	$273,000	$273,051
AB BSL CLO 1, Ltd. 144A FRB Ser. 20-1A,
Class A1A, (BBA LIBOR USD 3 Month + 1.50%),
1.624%, 1/15/33 (Cayman Islands)	273,000	273,055
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A,
Class ANR, (BBA LIBOR USD 3 Month + 1.11%),
1.242%, 4/20/32 (Cayman Islands)	250,000	249,877
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A,
Class ARR, (BBA LIBOR USD 3 Month + 1.08%),
1.212%, 4/20/34	200,000	200,000
Crestline Denali CLO XVII, Ltd. 144A FRB
Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month
+ 1.06%), 1.184%, 10/15/31 (Cayman Islands)	250,000	249,676
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A,
Class A, (BBA LIBOR USD 3 Month + 1.24%),
1.364%, 4/15/33 (Cayman Islands)	400,000	400,220
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A,
Class ARR, (BBA LIBOR USD 3 Month + 1.20%),
1.322%, 4/16/34 (Cayman Islands)	250,000	250,097
Galaxy XXIII CLO, Ltd. 144A FRB Ser. 21-23A,
Class AR, (BBA LIBOR USD 3 Month + 0.87%),
0.994%, 4/24/29 (Cayman Islands)	245,663	245,400
Golub Capital Partners 48 LP 144A FRB
Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month
+ 1.31%), 1.432%, 4/17/33	250,000	250,127
Greywolf CLO V, Ltd. 144A FRB Ser. 18-1A,
Class A1R, (BBA LIBOR USD 3 Month + 1.16%),
1.284%, 1/27/31 (Cayman Islands)	323,000	323,044

COLLATERALIZED LOAN	Principal
OBLIGATIONS (2.0%)* cont.	amount	Value

HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A,
Class A1A, (BBA LIBOR USD 3 Month + 1.45%),
1.579%, 11/30/32 (Cayman Islands)	$250,000	$250,514
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 21-26A,
Class A1R, (BBA LIBOR USD 3 Month + 1.12%),
1.21%, 7/25/34	250,000	249,721
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A,
Class A, (BBA LIBOR USD 3 Month + 1.15%),
1.274%, 7/15/34 (Cayman Islands)	253,000	253,038
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A,
Class A, (BBA LIBOR USD 3 Month + 1.27%),
1.402%, 4/20/33 (Cayman Islands)	250,000	250,274
Vibrant CLO VIII, Ltd. 144A FRB Ser. 18-8A,
Class A1A, (BBA LIBOR USD 3 Month + 1.14%),
1.272%, 1/20/31 (Cayman Islands)	400,000	399,586
Total collateralized loan obligations (cost $4,125,855)		$4,117,680

PURCHASED SWAP OPTIONS OUTSTANDING (1.4%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
0.485/3 month
USD-LIBOR-BBA/Jan-25	Jan-24/0.485	$24,072,200	$13,480
Morgan Stanley & Co. International PLC
3.00/3 month
USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	844,851
3.00/3 month
USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	842,705
2.75/3 month
USD-LIBOR-BBA/May-73	May-48/2.75	3,110,300	719,661
(1.613)/3 month
USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	266,912
1.613/3 month
USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	177,338
(1.4075)/3 month
USD-LIBOR-BBA/Mar-27	Mar-22/1.4075	8,716,200	62,234
Toronto-Dominion Bank
(1.505)/3 month
USD-LIBOR-BBA/Jan-32
(Canada)	Jan-22/1.505	837,200	10,658
(1.80)/3 month
USD-LIBOR-BBA/Jan-32
(Canada)	Jan-22/1.80	1,674,400	3,717
Total purchased swap options outstanding
(cost $1,736,736)			$2,941,556

		Principal
		amount/
SHORT-TERM INVESTMENTS (23.4%)*		shares	Value

Putnam Short Term Investment Fund
Class P 0.13% L	Shares	25,982,050	$25,982,050
U.S. Treasury Bills 0.061%, 5/19/22 ∆ §		$1,300,000	1,299,520
U.S. Treasury Bills 0.041%, 2/10/22 ∆ §		5,700,000	5,699,804
U.S. Treasury Bills 0.043%, 3/3/22 # ∆ §		3,400,000	3,399,735
U.S. Treasury Bills 0.042%, 3/17/22 # ∆ §		5,600,000	5,599,373
U.S. Treasury Bills 0.041%, 4/21/22 # ∆ §		3,300,000	3,299,270
U.S. Treasury Bills 0.038%, 2/3/22 # ∆ §		4,100,000	4,099,894
Total short-term investments (cost $49,380,214)			$49,379,646

Total investments (cost $307,081,965)			$300,143,726

Putnam VT Income Fund 17

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $210,785,499.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $469,872 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $19,994,949 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,812,651 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $94,886,859 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 12/31/21	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	25	$4,010,938	$4,010,938	Mar-22	$62,053
U.S. Treasury Bond Ultra 30 yr (Long)	55	10,841,875	10,841,875	Mar-22	227,220
U.S. Treasury Note 2 yr (Long)	34	7,417,844	7,417,844	Mar-22	(6,451)
U.S. Treasury Note 2 yr (Short)	455	99,268,204	99,268,204	Mar-22	88,116
U.S. Treasury Note 5 yr (Long)	22	2,661,484	2,661,484	Mar-22	11,185
U.S. Treasury Note 5 yr (Short)	14	1,693,672	1,693,672	Mar-22	(7,360)
U.S. Treasury Note 10 yr (Long)	109	14,221,094	14,221,094	Mar-22	166,005
U.S. Treasury Note 10 yr (Short)	41	5,349,219	5,349,219	Mar-22	(60,311)
U.S. Treasury Note Ultra 10 yr (Short)	43	6,296,813	6,296,813	Mar-22	(104,910)
Unrealized appreciation					554,579
Unrealized (depreciation)					(179,032)
Total					$375,547

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/21 (premiums $14,017,726)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$24,072,200	$197,873
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	384,806
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	5,118,253
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	107,179
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	119,121

18 Putnam VT Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/21 (premiums $14,017,726) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	$14,962,300	$159,349
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	1,730,689
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	17,598
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	31,817
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	96,560
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	101,403
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	101,480
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	2,059,301
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	45,271
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	46,408
1.6075/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.6075	17,432,500	61,188
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	82,135
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	164,011
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	275,315
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	281,905
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	496,001
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	664,702
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	793,064
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	801,587
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	2,621,401
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	8,780
1.65/3 month USD-LIBOR-BBA/Jan-32	Jan-22/1.65	2,521,700	14,626
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	61,796
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	106,683
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	128,182
Total			$16,878,484

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$12,515,500	$(115,455)	$145,180
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(554,649)	145,120
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	8,461,600	(408,695)	116,347
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	79,613
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	17,007,100	(20,409)	72,280
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	58,877
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	20,422
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	16,941
1.3925/3 month USD-LIBOR-BBA/Dec-25 (Purchased)	Dec-23/1.3925	13,717,600	(125,516)	(3,841)
(1.3925)/3 month USD-LIBOR-BBA/Dec-25 (Purchased)	Dec-23/1.3925	13,717,600	(125,516)	(4,801)
1.39/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	(6,958)
(1.39)/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	(7,226)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	(20,355)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(4,300,165)	(22,513)
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485	2,428,500	(146,560)	(34,339)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	3,401,400	(44,218)	(35,000)

Putnam VT Income Fund 19

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$12,515,500	$(115,455)	$(111,638)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(117,894)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(549,454)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415	7,528,300	159,035	33,576
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	1,700,700	47,620	28,045
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	26,688
(1.6125)/3 month USD-LIBOR-BBA/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	7,948
1.6125/3 month USD-LIBOR-BBA/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	(2,477)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	(21,281)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	16,923,300	232,272	(37,400)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	34,014,200	11,055	(45,919)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	(89,578)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	59,822
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	(48,753)
Citibank, N.A.
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	269,491
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	73,465
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	37,242
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	20,985
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	156
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	927,100	(22,739)	(1,474)
(1.37)/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37	5,979,000	(89,087)	(3,049)
1.37/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37	5,979,000	(89,087)	(6,517)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	(17,928)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(25,236)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(28,090)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(79,546)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(220,643)
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	50,604
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	46,958
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	28,473
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	4,449,900	23,584	(18,779)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	(57,245)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	59,816
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	15,640
(1.557)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557	2,025,500	(28,154)	(5,023)
1.557/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557	2,025,500	(28,154)	(11,788)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	(37,105)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(60,884)
(1.7355)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.7355	29,033,200	(446,128)	(265,363)
1.9555/3 month USD-LIBOR-BBA/Feb-32 (Written)	Feb-22/1.9555	58,066,300	438,983	311,235
(1.71)/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	5,339
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	204,300	2,983	(237)
1.71/3 month USD-LIBOR-BBA/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	(306)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	4,323,000	89,486	(14,698)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	501,100
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	82,548
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	52,229

20 Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	$785,400	$(90,714)	$23,711
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	11,658
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	4,303
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	915,600	(54,295)	943
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(93)
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(3,990)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	915,600	(54,295)	(4,953)
(1.6875)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-22/1.6875	69,730,000	(122,028)	(18,827)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(25,274)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(67,716)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(76,302)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(548,100)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	68,594
1.8875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/1.8875	69,730,000	66,244	9,065
2.0875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/2.0875	69,730,000	34,865	3,487
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(67,854)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	66,308
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	31,903
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(12,970)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(93,293)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	22,030
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	8,768
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	6,504
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(4,071)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(6,227)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	(52,593)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	24,531
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	22,520
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	5,512
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(22,603)
UBS AG
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	67,301
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	65,158
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	57,220
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	43,959
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	2,878
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	(3,887)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(8,561)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(17,289)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(33,939)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(42,239)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(56,450)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(64,096)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	44,233
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	(61,531)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	208,907
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	38,578
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	31,942

Putnam VT Income Fund 21

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 cont.
Counterparty		Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Wells Fargo Bank, N.A. cont.
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	$3,496,900	$(71,774)	$29,024
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	(21,226)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	(27,759)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	(31,156)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(262,928)
Unrealized appreciation				3,265,177
Unrealized (depreciation)				(3,649,265)
Total				$(384,088)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21	Principal	Settlement
(proceeds receivable $17,559,180)	amount	date	Value
Uniform Mortgage-Backed Securities, 6.00%, 1/1/52	$1,000,000	1/13/22	$1,080,307
Uniform Mortgage-Backed Securities, 5.50%, 1/1/52	1,000,000	1/13/22	1,081,877
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52	5,000,000	1/13/22	5,265,626
Uniform Mortgage-Backed Securities, 3.00%, 1/1/52	3,000,000	1/13/22	3,109,102
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	2,000,000	1/13/22	2,042,188
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	5,000,000	1/13/22	4,987,969
Total			$17,567,069

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$66,537,000	$40,588 E	$(35,636)	3/16/24	Secured Overnight Financing	0.90% — Annually	$4,951
				Rate — Annually
48,590,000	191,445 E	218,440	3/16/27	1.25% — Annually	Secured Overnight Financing	26,995
					Rate — Annually
30,187,000	152,142 E	(195,340)	3/16/32	Secured Overnight Financing	1.40% — Annually	(43,197)
				Rate — Annually
4,861,000	163,184 E	(178,131)	3/16/52	Secured Overnight Financing	1.60% — Annually	(14,947)
				Rate — Annually
16,699,000	12,023	807	12/23/23	0.695% — Annually	Secured Overnight Financing	10,114
					Rate — Annually
3,832,000	4,982	(615)	12/23/26	Secured Overnight Financing	1.085% — Annually	(4,600)
				Rate — Annually
13,584,000	35,047	(3,534)	12/23/31	Secured Overnight Financing	1.285% — Annually	(34,368)
				Rate — Annually
10,320,000	39,113	(18,376)	12/23/51	Secured Overnight Financing	1.437% — Annually	(53,896)
				Rate — Annually
5,436,000	3,696	(553)	12/24/23	0.697% — Annually	Secured Overnight Financing	2,359
					Rate — Annually
5,260,000	4,050	(704)	12/24/26	1.096% — Annually	Secured Overnight Financing	2,121
					Rate — Annually
17,192,000	44,527	(7,675)	12/24/31	1.285% — Annually	Secured Overnight Financing	32,125
					Rate — Annually
1,625,000	6,955	(878)	12/24/51	1.435% — Annually	Secured Overnight Financing	5,576
					Rate — Annually
4,103,000	16,699	(54)	12/30/31	1.27% — Annually	Secured Overnight Financing	16,361
					Rate — Annually
715,000	1,237	(9)	12/31/31	1.331% — Annually	Secured Overnight Financing	(1,273)
					Rate — Annually
49,404,000	7,905	(186)	12/31/23	0.7415% — Annually	Secured Overnight Financing	(9,108)
					Rate — Annually
17,982,000	11,688	(145)	12/31/26	Secured Overnight Financing	1.126% — Annually	12,105
				Rate — Annually
5,968,700	9,669 E	(79)	1/7/32	Secured Overnight Financing	1.333% — Annually	9,590
				Rate — Annually
499,000	8,887	(81)	12/31/51	1.525% — Annually	Secured Overnight Financing	(8,989)
					Rate — Annually

22 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,195,000	$1,303	$(159)	12/31/26	Secured Overnight Financing	1.135% — Annually	$1,182
				Rate — Annually
702,000	2,815	(970)	12/31/31	1.355% — Annually	Secured Overnight Financing	(3,928)
					Rate — Annually
Total		$(223,878)				$(50,827)

E Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$7,572,000	$294,551	$(138)	1/15/32	2.78% — At maturity	USA Non-revised Consumer	$(294,689)
					Price Index-Urban (CPI-U) —
					At maturity
15,818,000	412,217	(160)	9/13/26	2.7375% — At maturity	USA Non-revised Consumer	(412,377)
					Price Index-Urban (CPI-U) —
					At maturity
Total		$(298)				$(707,066)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	B+/P	$3,281	$47,957	$13,418	5/11/63	300 bp — Monthly	$(10,109)
CMBX NA BBB–.6 Index	B+/P	6,388	105,904	29,632	5/11/63	300 bp — Monthly	(23,182)
CMBX NA BBB–.6 Index	B+/P	13,088	211,809	59,264	5/11/63	300 bp — Monthly	(46,053)
CMBX NA BBB–.6 Index	B+/P	12,483	218,802	61,221	5/11/63	300 bp — Monthly	(48,610)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	BBB+/P	1,310	11,000	1,077	5/11/63	200 bp — Monthly	237
CMBX NA A.6 Index	BBB+/P	3,015	18,000	1,762	5/11/63	200 bp — Monthly	1,260
CMBX NA A.6 Index	BBB+/P	2,425	20,000	1,958	5/11/63	200 bp — Monthly	475
CMBX NA A.6 Index	BBB+/P	3,435	29,000	2,839	5/11/63	200 bp — Monthly	607
CMBX NA A.6 Index	BBB+/P	3,462	29,000	2,839	5/11/63	200 bp — Monthly	634
CMBX NA A.6 Index	BBB+/P	4,568	36,000	3,524	5/11/63	200 bp — Monthly	1,057
CMBX NA A.6 Index	BBB+/P	6,021	39,000	3,818	5/11/63	200 bp — Monthly	2,218
CMBX NA A.6 Index	BBB+/P	5,386	45,000	4,406	5/11/63	200 bp — Monthly	998
CMBX NA A.6 Index	BBB+/P	7,403	63,000	6,168	5/11/63	200 bp — Monthly	1,259
CMBX NA A.6 Index	BBB+/P	12,801	77,000	7,538	5/11/63	200 bp — Monthly	5,293
CMBX NA A.6 Index	BBB+/P	10,744	90,000	8,811	5/11/63	200 bp — Monthly	1,968
CMBX NA A.6 Index	BBB+/P	11,822	97,000	9,496	5/11/63	200 bp — Monthly	2,363
CMBX NA A.6 Index	BBB+/P	13,502	114,000	11,161	5/11/63	200 bp — Monthly	2,386
CMBX NA A.6 Index	BBB+/P	64,343	539,000	52,768	5/11/63	200 bp — Monthly	11,785
CMBX NA BB.11 Index	BB–/P	87,010	154,000	14,091	11/18/54	500 bp — Monthly	73,069
CMBX NA BB.13 Index	BB–/P	12,097	121,000	12,330	12/16/72	500 bp — Monthly	(115)
CMBX NA BB.6 Index	B-/P	20,083	134,400	59,230	5/11/63	500 bp — Monthly	(39,016)
CMBX NA BB.7 Index	B/P	35,060	687,000	231,588	1/17/47	500 bp — Monthly	(195,860)
CMBX NA BB.9 Index	B/P	1,222	6,000	1,385	9/17/58	500 bp — Monthly	(158)
CMBX NA BB.9 Index	B/P	22,260	109,000	25,168	9/17/58	500 bp — Monthly	(2,802)
CMBX NA BBB–.10 Index	BB+/P	11,127	102,000	9,119	11/17/59	300 bp — Monthly	2,068
CMBX NA BBB–.11 Index	BBB–/P	8,331	133,000	6,278	11/18/54	300 bp — Monthly	2,131
CMBX NA BBB–.12 Index	BBB–/P	2,044	49,000	2,528	8/17/61	300 bp — Monthly	(456)
CMBX NA BBB–.12 Index	BBB–/P	17,031	289,000	14,912	8/17/61	300 bp — Monthly	2,287
CMBX NA BBB–.14 Index	BBB–/P	499	16,000	750	12/16/72	300 bp — Monthly	(243)
CMBX NA BBB–.14 Index	BBB–/P	1,138	35,000	1,642	12/16/72	300 bp — Monthly	(483)
CMBX NA BBB–.14 Index	BBB–/P	2,072	49,000	2,298	12/16/72	300 bp — Monthly	(197)
CMBX NA BBB–.14 Index	BBB–/P	3,309	81,000	3,799	12/16/72	300 bp — Monthly	(443)

Putnam VT Income Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.14 Index	BBB–/P	$4,304	$97,000	$4,549	12/16/72	300 bp — Monthly	$(188)
CMBX NA BBB–.14 Index	BBB–/P	5,450	109,000	5,112	12/16/72	300 bp — Monthly	402
CMBX NA BBB–.14 Index	BBB–/P	5,380	118,000	5,534	12/16/72	300 bp — Monthly	(86)
CMBX NA BBB–.14 Index	BBB–/P	4,082	133,000	6,238	12/16/72	300 bp — Monthly	(2,078)
CMBX NA BBB–.14 Index	BBB–/P	6,502	199,000	9,333	12/16/72	300 bp — Monthly	(2,715)
CMBX NA BBB–.6 Index	B+/P	43,988	152,862	42,771	5/11/63	300 bp — Monthly	1,306
CMBX NA BBB–.6 Index	B+/P	43,988	152,862	42,771	5/11/63	300 bp — Monthly	1,306
CMBX NA BBB–.6 Index	B+/P	90,079	305,724	85,542	5/11/63	300 bp — Monthly	4,716
CMBX NA BBB–.6 Index	B+/P	122,920	447,596	125,237	5/11/63	300 bp — Monthly	(2,056)
CMBX NA BBB–.6 Index	B+/P	153,339	2,405,828	673,151	5/11/63	300 bp — Monthly	(518,407)
Credit Suisse International
CMBX NA A.6 Index	BBB+/P	(4,183)	3,788,000	370,845	5/11/63	200 bp — Monthly	(373,555)
CMBX NA A.7 Index	BBB+/P	275	7,000	426	1/17/47	200 bp — Monthly	(148)
CMBX NA BB.7 Index	B/P	16,586	124,000	41,800	1/17/47	500 bp — Monthly	(25,094)
CMBX NA BBB–.6 Index	B+/P	221	1,998	559	5/11/63	300 bp — Monthly	(337)
CMBX NA BBB–.6 Index	B+/P	3,315	29,973	8,386	5/11/63	300 bp — Monthly	(5,054)
CMBX NA BBB–.6 Index	B+/P	519,518	5,524,013	1,545,619	5/11/63	300 bp — Monthly	(1,022,875)
CMBX NA BBB–.7 Index	BB–/P	4,347	55,000	11,044	1/17/47	300 bp — Monthly	(6,664)
CMBX NA BBB–.7 Index	BB–/P	18,774	254,000	51,003	1/17/47	300 bp — Monthly	(32,081)
Goldman Sachs International
CMBX NA A.6 Index	BBB+/P	1,175	8,000	783	5/11/63	200 bp — Monthly	395
CMBX NA A.6 Index	BBB+/P	4,038	34,000	3,329	5/11/63	200 bp — Monthly	722
CMBX NA A.6 Index	BBB+/P	5,764	53,000	5,189	5/11/63	200 bp — Monthly	596
CMBX NA A.6 Index	BBB+/P	3,780	56,000	5,482	5/11/63	200 bp — Monthly	(1,681)
CMBX NA A.6 Index	BBB+/P	5,667	65,000	6,364	5/11/63	200 bp — Monthly	(671)
CMBX NA A.6 Index	BBB+/P	2,681	88,000	8,615	5/11/63	200 bp — Monthly	(5,900)
CMBX NA A.6 Index	BBB+/P	5,771	114,000	11,161	5/11/63	200 bp — Monthly	(5,345)
CMBX NA A.6 Index	BBB+/P	7,487	114,000	11,161	5/11/63	200 bp — Monthly	(3,629)
CMBX NA A.6 Index	BBB+/P	4,580	146,000	14,293	5/11/63	200 bp — Monthly	(9,656)
CMBX NA A.6 Index	BBB+/P	(1,405)	148,000	14,489	5/11/63	200 bp — Monthly	(15,837)
CMBX NA A.6 Index	BBB+/P	17,438	150,000	14,685	5/11/63	200 bp — Monthly	2,811
CMBX NA A.6 Index	BBB+/P	25,520	176,000	17,230	5/11/63	200 bp — Monthly	8,358
CMBX NA A.6 Index	BBB+/P	12,929	251,000	24,573	5/11/63	200 bp — Monthly	(11,546)
CMBX NA A.6 Index	BBB+/P	12,062	390,000	38,181	5/11/63	200 bp — Monthly	(25,967)
CMBX NA A.6 Index	BBB+/P	26,222	518,000	50,712	5/11/63	200 bp — Monthly	(24,289)
CMBX NA A.6 Index	BBB+/P	34,242	658,000	64,418	5/11/63	200 bp — Monthly	(29,920)
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	47	11/18/54	300 bp — Monthly	17
CMBX NA BBB–.14 Index	BBB–/P	919	20,000	938	12/16/72	300 bp — Monthly	(8)
CMBX NA BBB–.14 Index	BBB–/P	2,578	58,000	2,720	12/16/72	300 bp — Monthly	(109)
CMBX NA BBB–.14 Index	BBB–/P	5,328	116,000	5,440	12/16/72	300 bp — Monthly	(45)
CMBX NA BBB–.14 Index	BBB–/P	6,812	236,500	11,092	12/16/72	300 bp — Monthly	(4,142)
CMBX NA BBB–.6 Index	B+/P	105	999	280	5/11/63	300 bp — Monthly	(174)
CMBX NA BBB–.6 Index	B+/P	2,537	8,992	2,516	5/11/63	300 bp — Monthly	26
CMBX NA BBB–.6 Index	B+/P	2,537	8,992	2,516	5/11/63	300 bp — Monthly	26
CMBX NA BBB–.6 Index	B+/P	571	8,992	2,516	5/11/63	300 bp — Monthly	(1,939)
CMBX NA BBB–.6 Index	B+/P	5,305	48,956	13,698	5/11/63	300 bp — Monthly	(8,364)
CMBX NA BBB–.6 Index	B+/P	5,861	52,952	14,816	5/11/63	300 bp — Monthly	(8,925)
CMBX NA BBB–.6 Index	B+/P	3,993	54,950	15,375	5/11/63	300 bp — Monthly	(11,350)
CMBX NA BBB–.6 Index	B+/P	3,993	54,950	15,375	5/11/63	300 bp — Monthly	(11,350)
CMBX NA BBB–.6 Index	B+/P	5,063	59,946	16,773	5/11/63	300 bp — Monthly	(11,675)
CMBX NA BBB–.6 Index	B+/P	5,381	67,939	19,009	5/11/63	300 bp — Monthly	(13,589)
CMBX NA BBB–.6 Index	B+/P	11,395	79,928	22,364	5/11/63	300 bp — Monthly	(10,922)
CMBX NA BBB–.6 Index	B+/P	4,167	83,924	23,482	5/11/63	300 bp — Monthly	(19,266)
CMBX NA BBB–.6 Index	B+/P	7,595	89,919	25,159	5/11/63	300 bp — Monthly	(17,512)

24 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	B+/P	$6,881	$100,909	$28,234	5/11/63	300 bp — Monthly	$(21,295)
CMBX NA BBB–.6 Index	B+/P	5,119	104,905	29,353	5/11/63	300 bp — Monthly	(24,172)
CMBX NA BBB–.6 Index	B+/P	5,379	105,904	29,632	5/11/63	300 bp — Monthly	(24,192)
CMBX NA BBB–.6 Index	B+/P	51,465	187,830	52,555	5/11/63	300 bp — Monthly	(980)
CMBX NA BBB–.6 Index	B+/P	22,647	192,826	53,953	5/11/63	300 bp — Monthly	(31,194)
CMBX NA BBB–.6 Index	B+/P	10,113	205,814	57,587	5/11/63	300 bp — Monthly	(47,354)
CMBX NA BBB–.6 Index	B+/P	18,393	212,808	59,544	5/11/63	300 bp — Monthly	(41,027)
CMBX NA BBB–.6 Index	B+/P	23,812	215,805	60,382	5/11/63	300 bp — Monthly	(36,444)
CMBX NA BBB–.6 Index	B+/P	33,182	238,784	66,812	5/11/63	300 bp — Monthly	(33,491)
CMBX NA BBB–.6 Index	B+/P	20,522	272,754	76,317	5/11/63	300 bp — Monthly	(55,636)
CMBX NA BBB–.6 Index	B+/P	23,561	486,561	136,140	5/11/63	300 bp — Monthly	(112,294)
CMBX NA BBB–.7 Index	BB–/P	418	6,000	1,205	1/17/47	300 bp — Monthly	(783)
CMBX NA BBB–.7 Index	BB–/P	7,955	101,000	20,281	1/17/47	300 bp — Monthly	(12,267)
CMBX NA BBB–.7 Index	BB–/P	11,309	153,000	30,722	1/17/47	300 bp — Monthly	(19,324)
CMBX NA BBB–.7 Index	BB–/P	13,902	171,000	34,337	1/17/47	300 bp — Monthly	(20,335)
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	3,305	41,000	455	12/16/72	200 bp — Monthly	3,776
CMBX NA A.6 Index	BBB+/P	17,640	126,000	12,335	5/11/63	200 bp — Monthly	5,354
CMBX NA A.6 Index	BBB+/P	745,553	5,734,000	561,359	5/11/63	200 bp — Monthly	186,424
CMBX NA BB.10 Index	B+/P	5,777	72,000	19,836	5/11/63	500 bp — Monthly	(13,989)
CMBX NA BB.7 Index	B/P	120,945	247,000	83,264	1/17/47	500 bp — Monthly	37,921
CMBX NA BBB–.6 Index	B+/P	1,941,872	6,068,521	1,697,972	5/11/63	300 bp — Monthly	247,066
Merrill Lynch International
CMBX NA A.6 Index	BBB+/P	(782)	47,000	4,601	5/11/63	200 bp — Monthly	(5,365)
CMBX NA BB.6 Index	B-/P	5,518	25,920	11,423	5/11/63	500 bp — Monthly	(5,880)
CMBX NA BBB–.6 Index	B+/P	22,806	81,926	22,923	5/11/63	300 bp — Monthly	(69)
CMBX NA BBB–.6 Index	B+/P	248,162	920,169	257,463	5/11/63	300 bp — Monthly	(8,765)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(1,170)	140,000	1,554	12/16/72	200 bp — Monthly	439
CMBX NA A.6 Index	BBB+/P	2,400	30,000	2,937	5/11/63	200 bp — Monthly	(525)
CMBX NA A.6 Index	BBB+/P	4,900	49,000	4,797	5/11/63	200 bp — Monthly	122
CMBX NA A.6 Index	BBB+/P	15,781	101,000	9,888	5/11/63	200 bp — Monthly	5,933
CMBX NA A.7 Index	BBB+/P	(13)	13,000	790	1/17/47	200 bp — Monthly	(798)
CMBX NA BB.13 Index	BB–/P	2,301	24,000	2,446	12/16/72	500 bp — Monthly	(122)
CMBX NA BB.13 Index	BB–/P	8,852	92,000	9,375	12/16/72	500 bp — Monthly	(433)
CMBX NA BB.13 Index	BB–/P	10,438	113,000	11,515	12/16/72	500 bp — Monthly	(967)
CMBX NA BBB–.12 Index	BBB–/P	7,013	119,000	6,140	8/17/61	300 bp — Monthly	942
CMBX NA BBB–.12 Index	BBB–/P	8,329	194,000	10,010	8/17/61	300 bp — Monthly	(1,568)
CMBX NA BBB–.13 Index	BBB–/P	90	2,000	103	12/16/72	300 bp — Monthly	(12)
CMBX NA BBB–.13 Index	BBB–/P	1,422	7,000	362	12/16/72	300 bp — Monthly	1,064
CMBX NA BBB–.13 Index	BBB–/P	1,562	17,000	879	12/16/72	300 bp — Monthly	693
CMBX NA BBB–.13 Index	BBB–/P	11,844	63,000	3,257	12/16/72	300 bp — Monthly	8,624
Upfront premium received		5,136,556	Unrealized appreciation				631,134
Upfront premium (paid)		(7,553)	Unrealized (depreciation)				(3,132,157)
Total		$5,129,003	Total				$(2,501,023)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Income Fund 25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$20,000	$1,216	1/17/47	(200 bp) — Monthly	$1,060
CMBX NA BB.10 Index	(45,086)	187,000	51,519	11/17/59	(500 bp) — Monthly	6,251
CMBX NA BB.10 Index	(35,955)	141,000	38,846	11/17/59	(500 bp) — Monthly	2,753
CMBX NA BB.10 Index	(7,932)	76,000	20,938	11/17/59	(500 bp) — Monthly	12,933
CMBX NA BB.10 Index	(6,798)	62,000	17,081	11/17/59	(500 bp) — Monthly	10,223
CMBX NA BB.11 Index	(9,170)	127,000	11,621	11/18/54	(500 bp) — Monthly	2,327
CMBX NA BB.11 Index	(934)	18,000	1,647	11/18/54	(500 bp) — Monthly	696
CMBX NA BB.11 Index	(619)	9,000	824	11/18/54	(500 bp) — Monthly	196
CMBX NA BB.8 Index	(14,155)	110,160	41,695	10/17/57	(500 bp) — Monthly	27,434
CMBX NA BB.8 Index	(22,740)	63,777	24,139	10/17/57	(500 bp) — Monthly	1,337
CMBX NA BB.9 Index	(564)	14,000	3,233	9/17/58	(500 bp) — Monthly	2,655
CMBX NA BB.9 Index	(581)	9,000	2,078	9/17/58	(500 bp) — Monthly	1,489
CMBX NA BBB–.10 Index	(33,665)	113,000	10,102	11/17/59	(300 bp) — Monthly	(23,629)
CMBX NA BBB–.10 Index	(12,875)	101,000	9,029	11/17/59	(300 bp) — Monthly	(3,905)
CMBX NA BBB–.10 Index	(10,708)	84,000	7,510	11/17/59	(300 bp) — Monthly	(3,247)
CMBX NA BBB–.10 Index	(11,987)	76,000	6,794	11/17/59	(300 bp) — Monthly	(5,237)
CMBX NA BBB–.10 Index	(16,945)	73,000	6,526	11/17/59	(300 bp) — Monthly	(10,462)
CMBX NA BBB–.10 Index	(12,644)	53,000	4,738	11/17/59	(300 bp) — Monthly	(7,937)
CMBX NA BBB–.10 Index	(12,303)	50,000	4,470	11/17/59	(300 bp) — Monthly	(7,863)
CMBX NA BBB–.10 Index	(9,605)	44,000	3,934	11/17/59	(300 bp) — Monthly	(5,697)
CMBX NA BBB–.10 Index	(6,311)	29,000	2,593	11/17/59	(300 bp) — Monthly	(3,736)
CMBX NA BBB–.11 Index	(6,752)	47,000	2,218	11/18/54	(300 bp) — Monthly	(4,561)
CMBX NA BBB–.11 Index	(2,564)	8,000	378	11/18/54	(300 bp) — Monthly	(2,191)
CMBX NA BBB–.12 Index	(13,700)	199,000	10,268	8/17/61	(300 bp) — Monthly	(3,548)
CMBX NA BBB–.12 Index	(60,829)	175,000	9,030	8/17/61	(300 bp) — Monthly	(51,901)
CMBX NA BBB–.12 Index	(29,727)	89,000	4,592	8/17/61	(300 bp) — Monthly	(25,187)
CMBX NA BBB–.12 Index	(13,698)	72,000	3,715	8/17/61	(300 bp) — Monthly	(10,025)
CMBX NA BBB–.12 Index	(23,551)	67,000	3,457	8/17/61	(300 bp) — Monthly	(20,133)
CMBX NA BBB–.12 Index	(17,376)	52,000	2,683	8/17/61	(300 bp) — Monthly	(14,723)
CMBX NA BBB–.12 Index	(11,056)	49,000	2,528	8/17/61	(300 bp) — Monthly	(8,557)
CMBX NA BBB–.12 Index	(5,251)	31,000	1,600	8/17/61	(300 bp) — Monthly	(3,669)
CMBX NA BBB–.12 Index	(3,466)	17,000	877	8/17/61	(300 bp) — Monthly	(2,599)
CMBX NA BBB–.12 Index	(1,092)	16,000	826	8/17/61	(300 bp) — Monthly	(276)
CMBX NA BBB–.13 Index	(1,765)	35,000	1,810	12/16/72	(300 bp) — Monthly	24
CMBX NA BBB–.13 Index	(1,782)	35,000	1,810	12/16/72	(300 bp) — Monthly	7
CMBX NA BBB–.13 Index	(1,040)	19,000	982	12/16/72	(300 bp) — Monthly	(69)
CMBX NA BBB–.8 Index	(45,156)	289,000	39,333	10/17/57	(300 bp) — Monthly	(5,992)
CMBX NA BBB–.8 Index	(19,703)	148,000	20,143	10/17/57	(300 bp) — Monthly	354
CMBX NA BBB–.8 Index	(20,815)	133,000	18,101	10/17/57	(300 bp) — Monthly	(2,791)
CMBX NA BBB–.8 Index	(15,869)	100,000	13,610	10/17/57	(300 bp) — Monthly	(2,317)
CMBX NA BBB–.8 Index	(15,807)	100,000	13,610	10/17/57	(300 bp) — Monthly	(2,255)
CMBX NA BBB–.8 Index	(9,017)	63,000	8,574	10/17/57	(300 bp) — Monthly	(479)
Credit Suisse International
CMBX NA BB.10 Index	(20,948)	157,000	43,254	11/17/59	(500 bp) — Monthly	22,153
CMBX NA BB.10 Index	(18,670)	157,000	43,254	11/17/59	(500 bp) — Monthly	24,431
CMBX NA BB.10 Index	(10,317)	83,000	22,867	11/17/59	(500 bp) — Monthly	12,469
CMBX NA BB.7 Index	(76,651)	466,000	157,089	1/17/47	(500 bp) — Monthly	79,985
CMBX NA BB.7 Index	(54,971)	298,000	100,456	1/17/47	(500 bp) — Monthly	45,195
Goldman Sachs International
CMBX NA A.6 Index	(9,474)	143,000	14,000	5/11/63	(200 bp) — Monthly	4,470
CMBX NA A.6 Index	(2,984)	31,000	3,035	5/11/63	(200 bp) — Monthly	39
CMBX NA BB.10 Index	(23,983)	106,000	29,203	11/17/59	(500 bp) — Monthly	5,117
CMBX NA BB.7 Index	(108,429)	534,000	180,011	1/17/47	(500 bp) — Monthly	71,064

26 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.7 Index	$(26,051)	$159,000	$53,599	1/17/47	(500 bp) — Monthly	$27,393
CMBX NA BB.7 Index	(6,810)	45,000	15,170	1/17/47	(500 bp) — Monthly	8,316
CMBX NA BB.7 Index	(2,367)	14,000	4,719	1/17/47	(500 bp) — Monthly	2,339
CMBX NA BB.8 Index	(42,063)	115,958	43,890	10/17/57	(500 bp) — Monthly	1,715
CMBX NA BB.8 Index	(42,135)	115,958	43,890	10/17/57	(500 bp) — Monthly	1,642
CMBX NA BB.8 Index	(33,687)	95,665	36,209	10/17/57	(500 bp) — Monthly	2,430
CMBX NA BB.8 Index	(32,756)	87,935	33,283	10/17/57	(500 bp) — Monthly	442
CMBX NA BB.8 Index	(4,192)	35,754	13,533	10/17/57	(500 bp) — Monthly	9,306
CMBX NA BB.9 Index	(2,296)	22,000	5,080	9/17/58	(500 bp) — Monthly	2,763
CMBX NA BB.9 Index	(319)	2,000	462	9/17/58	(500 bp) — Monthly	140
CMBX NA BBB–.10 Index	(4,522)	29,000	2,593	11/17/59	(300 bp) — Monthly	(1,946)
CMBX NA BBB–.10 Index	(5,468)	25,000	2,235	11/17/59	(300 bp) — Monthly	(3,248)
CMBX NA BBB–.12 Index	(4,289)	22,000	1,135	8/17/61	(300 bp) — Monthly	(3,167)
CMBX NA BBB–.6 Index	(65,673)	240,783	67,371	5/11/63	(300 bp) — Monthly	1,558
CMBX NA BBB–.6 Index	(2,201)	43,960	12,300	5/11/63	(300 bp) — Monthly	10,073
CMBX NA BBB–.8 Index	(20,386)	130,000	17,693	10/17/57	(300 bp) — Monthly	(2,769)
CMBX NA BBB–.8 Index	(8,668)	67,000	9,119	10/17/57	(300 bp) — Monthly	411
JPMorgan Securities LLC
CMBX NA BB.11 Index	(85,971)	160,320	70,653	5/11/63	(500 bp) — Monthly	(15,475)
CMBX NA BB.8 Index	(16,356)	31,888	12,070	10/17/57	(500 bp) — Monthly	(4,317)
CMBX NA BBB–.10 Index	(35,495)	126,000	11,264	11/17/59	(300 bp) — Monthly	(24,305)
CMBX NA BBB–.10 Index	(30,388)	102,000	9,119	11/17/59	(300 bp) — Monthly	(21,329)
CMBX NA BBB–.11 Index	(16,321)	52,000	2,454	11/18/54	(300 bp) — Monthly	(13,897)
CMBX NA BBB–.11 Index	(10,686)	34,000	1,605	11/18/54	(300 bp) — Monthly	(9,101)
CMBX NA BBB–.12 Index	(3,477)	89,000	4,592	8/17/61	(300 bp) — Monthly	1,063
CMBX NA BBB–.12 Index	(17,811)	51,000	2,632	8/17/61	(300 bp) — Monthly	(15,209)
CMBX NA BBB–.12 Index	(10,618)	32,000	1,651	8/17/61	(300 bp) — Monthly	(8,985)
CMBX NA BBB–.14 Index	(5,181)	85,000	3,987	12/16/72	(300 bp) — Monthly	(1,244)
CMBX NA BBB–.7 Index	(81,697)	348,000	69,878	1/17/47	(300 bp) — Monthly	(12,022)
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	41,601	11/17/59	(500 bp) — Monthly	32,862
CMBX NA BB.7 Index	(20,471)	118,000	39,778	1/17/47	(500 bp) — Monthly	19,192
CMBX NA BBB–.10 Index	(16,900)	78,000	6,973	11/17/59	(300 bp) — Monthly	(9,973)
CMBX NA BBB–.7 Index	(11,964)	146,000	29,317	1/17/47	(300 bp) — Monthly	17,267
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(22,314)	219,000	43,975	1/17/47	(300 bp) — Monthly	21,534
CMBX NA A.6 Index	(15,160)	157,000	15,370	5/11/63	(200 bp) — Monthly	149
CMBX NA BB.10 Index	(38,750)	165,000	45,458	11/17/59	(500 bp) — Monthly	6,547
CMBX NA BB.10 Index	(7,971)	76,000	20,938	11/17/59	(500 bp) — Monthly	12,893
CMBX NA BB.8 Index	(20,716)	57,012	21,579	10/17/57	(500 bp) — Monthly	807
CMBX NA BB.8 Index	(9,888)	19,326	7,315	10/17/57	(500 bp) — Monthly	(2,591)
CMBX NA BB.9 Index	(3,165)	36,000	8,312	9/17/58	(500 bp) — Monthly	5,112
CMBX NA BB.9 Index	(608)	10,000	2,309	9/17/58	(500 bp) — Monthly	1,691
CMBX NA BB.9 Index	(615)	10,000	2,309	9/17/58	(500 bp) — Monthly	1,684
CMBX NA BB.9 Index	(431)	7,000	1,616	9/17/58	(500 bp) — Monthly	1,179
CMBX NA BB.9 Index	(201)	5,000	1,155	9/17/58	(500 bp) — Monthly	949
CMBX NA BBB–.10 Index	(19,572)	226,000	20,204	11/17/59	(300 bp) — Monthly	501
CMBX NA BBB–.10 Index	(22,448)	177,000	15,824	11/17/59	(300 bp) — Monthly	(6,728)
CMBX NA BBB–.10 Index	(41,688)	171,000	15,287	11/17/59	(300 bp) — Monthly	(26,501)
CMBX NA BBB–.10 Index	(19,912)	157,000	14,036	11/17/59	(300 bp) — Monthly	(5,967)
CMBX NA BBB–.10 Index	(8,884)	72,000	6,437	11/17/59	(300 bp) — Monthly	(2,489)
CMBX NA BBB–.10 Index	(12,016)	69,000	6,169	11/17/59	(300 bp) — Monthly	(5,888)
CMBX NA BBB–.10 Index	(8,987)	38,000	3,397	11/17/59	(300 bp) — Monthly	(5,612)

Putnam VT Income Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.10 Index	$(4,584)	$21,000	$1,877	11/17/59	(300 bp) — Monthly	$(2,719)
CMBX NA BBB–.10 Index	(4,362)	19,000	1,699	11/17/59	(300 bp) — Monthly	(2,675)
CMBX NA BBB–.10 Index	(2,602)	12,000	1,073	11/17/59	(300 bp) — Monthly	(1,536)
CMBX NA BBB–.10 Index	(2,379)	11,000	983	11/17/59	(300 bp) — Monthly	(1,402)
CMBX NA BBB–.11 Index	(20,805)	65,000	3,068	11/18/54	(300 bp) — Monthly	(17,775)
CMBX NA BBB–.11 Index	(18,990)	60,000	2,832	11/18/54	(300 bp) — Monthly	(16,193)
CMBX NA BBB–.11 Index	(16,964)	53,000	2,502	11/18/54	(300 bp) — Monthly	(14,493)
CMBX NA BBB–.12 Index	(53,096)	228,000	11,765	8/17/61	(300 bp) — Monthly	(41,465)
CMBX NA BBB–.12 Index	(2,350)	57,000	2,941	8/17/61	(300 bp) — Monthly	558
CMBX NA BBB–.12 Index	(14,955)	45,000	2,322	8/17/61	(300 bp) — Monthly	(12,659)
CMBX NA BBB–.12 Index	(2,381)	43,000	2,219	8/17/61	(300 bp) — Monthly	(187)
CMBX NA BBB–.12 Index	(6,678)	32,000	1,651	8/17/61	(300 bp) — Monthly	(5,045)
CMBX NA BBB–.14 Index	(4,299)	69,000	3,236	12/16/72	(300 bp) — Monthly	(1,103)
CMBX NA BBB–.8 Index	(35,313)	227,000	30,895	10/17/57	(300 bp) — Monthly	(4,551)
CMBX NA BBB–.8 Index	(17,889)	141,000	19,190	10/17/57	(300 bp) — Monthly	1,218
CMBX NA BBB–.8 Index	(17,933)	141,000	19,190	10/17/57	(300 bp) — Monthly	1,174
CMBX NA BBB–.8 Index	(18,463)	129,000	17,557	10/17/57	(300 bp) — Monthly	(981)
CMBX NA BBB–.8 Index	(18,903)	122,000	16,604	10/17/57	(300 bp) — Monthly	(2,370)
CMBX NA BBB–.8 Index	(18,594)	119,000	16,196	10/17/57	(300 bp) — Monthly	(2,467)
CMBX NA BBB–.8 Index	(18,039)	115,000	15,652	10/17/57	(300 bp) — Monthly	(2,449)
Upfront premium received	—		Unrealized appreciation			529,570
Upfront premium (paid)	(2,146,884)		Unrealized (depreciation)			(565,819)
Total	$(2,146,884)		Total			$(36,249)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

28 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,581,074	$455,273
Collateralized loan obligations	—	4,117,680	—
Corporate bonds and notes	—	65,019,841	—
Mortgage-backed securities	—	84,556,657	—
Purchased swap options outstanding	—	2,941,556	—
U.S. government and agency mortgage obligations	—	85,091,999	—
Short-term investments	—	49,379,646	—
Totals by level	$—	$299,688,453	$455,273

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$375,547	$—	$—
Written swap options outstanding	—	(16,878,484)	—
Forward premium swap option contracts	—	(384,088)	—
TBA sale commitments	—	(17,567,069)	—
Interest rate swap contracts	—	173,051	—
Total return swap contracts	—	(706,768)	—
Credit default contracts	—	(5,519,391)	—
Totals by level	$375,547	$(40,882,749)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 29

Statement of assets and liabilities
12/31/21

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $281,099,915)	$274,161,676
Affiliated issuers (identified cost $25,982,050) (Note 5)	25,982,050
Cash	750,368
Interest and other receivables	1,917,971
Receivable for shares of the fund sold	445,693
Receivable for investments sold	3,632
Receivable for sales of delayed delivery securities (Note 1)	139,028
Receivable for sales of TBA securities (Note 1)	15,408,013
Receivable for variation margin on futures contracts (Note 1)	109,894
Receivable for variation margin on centrally cleared swap contracts (Note 1)	457,918
Unrealized appreciation on forward premium swap option contracts (Note 1)	3,265,177
Unrealized appreciation on OTC swap contracts (Note 1)	1,160,704
Premium paid on OTC swap contracts (Note 1)	2,154,437
Total assets	325,956,561

Liabilities
Payable for investments purchased	1,794
Payable for purchases of delayed delivery securities (Note 1)	139,933
Payable for purchases of TBA securities (Note 1)	66,930,475
Payable for shares of the fund repurchased	411,379
Payable for compensation of Manager (Note 2)	68,414
Payable for custodian fees (Note 2)	19,496
Payable for investor servicing fees (Note 2)	24,768
Payable for Trustee compensation and expenses (Note 2)	161,358
Payable for administrative services (Note 2)	2,283
Payable for distribution fees (Note 2)	21,098
Payable for variation margin on futures contracts (Note 1)	36,297
Payable for variation margin on centrally cleared swap contracts (Note 1)	308,371
Unrealized depreciation on OTC swap contracts (Note 1)	3,697,976
Premium received on OTC swap contracts (Note 1)	5,136,556
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,649,265
Written options outstanding, at value (premiums $14,017,726) (Note 1)	16,878,484
TBA sale commitments, at value (proceeds receivable $17,559,180) (Note 1)	17,567,069
Other accrued expenses	116,046
Total liabilities	115,171,062

Net assets	$210,785,499

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$259,507,729
Total distributable earnings (Note 1)	(48,722,230)
Total — Representing net assets applicable to capital shares outstanding	$210,785,499

Computation of net asset value Class IA
Net assets	$111,757,362
Number of shares outstanding	10,744,341
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.40

Computation of net asset value Class IB
Net assets	$99,028,137
Number of shares outstanding	9,636,847
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.28

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Income Fund

Statement of operations
Year ended 12/31/21

Investment income
Interest (including interest income of $31,593 from investments in affiliated issuers) (Note 5)	$8,870,840
Total investment income	8,870,840

Expenses
Compensation of Manager (Note 2)	860,922
Investor servicing fees (Note 2)	158,249
Custodian fees (Note 2)	87,257
Trustee compensation and expenses (Note 2)	9,148
Distribution fees (Note 2)	269,065
Administrative services (Note 2)	5,524
Auditing and tax fees	103,572
Other	47,911
Total expenses	1,541,648

Expense reduction (Note 2)	(92)
Net expenses	1,541,556

Net investment income	7,329,284

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(2,457,695)
Futures contracts (Note 1)	(2,235,346)
Swap contracts (Note 1)	(3,321,891)
Written options (Note 1)	(678,671)
Total net realized loss	(8,693,603)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(13,723,647)
Futures contracts	794,370
Swap contracts	1,459,771
Written options	2,324,563
Total change in net unrealized depreciation	(9,144,943)

Net loss on investments	(17,838,546)

Net decrease in net assets resulting from operations	$(10,509,262)

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 31

Statement of changes in net assets

	Year ended	Year ended
	12/31/21	12/31/20
Decrease in net assets
Operations:
Net investment income	$7,329,284	$6,929,577
Net realized gain (loss) on investments	(8,693,603)	15,973,623
Change in net unrealized depreciation of investments	(9,144,943)	(9,087,795)
Net increase (decrease) in net assets resulting from operations	(10,509,262)	13,815,405
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,955,731)	(6,544,160)
Class IB	(1,521,694)	(5,787,712)
Net realized short-term gain on investments
Class IA	(5,322,153)	(1,158,159)
Class IB	(4,952,963)	(1,074,116)
From net realized long-term gain on investments
Class IA	(160,306)	—
Class IB	(149,186)	—
Decrease from capital share transactions (Note 4)	(6,186,565)	(7,763,685)
Total decrease in net assets	(30,757,860)	(8,512,427)
Net assets:
Beginning of year	241,543,359	250,055,786
End of year	$210,785,499	$241,543,359

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/21	$11.60	.36	(.87)	(.51)	(.18)	(.51)	(.69)	—	$10.40	(4.44)	$111,757.56		3.36	800
12/31/20	11.63	.33	.32	.65	(.58)	(.10)	(.68)	—	11.60	6.00	126,631.57		2.88	842
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	—	11.63	12.24	133,986.57		3.71	580
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	—	10.81	.37	125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	—	(.51)	—[f]	11.13	5.90	135,029.58		4.08	848
Class IB
12/31/21	$11.46	.33	(.85)	(.52)	(.15)	(.51)	(.66)	—	$10.28	(4.59)	$99,028.81		3.12	800
12/31/20	11.50	.30	.32	.62	(.56)	(.10)	(.66)	—	11.46	5.72	114,913.82		2.62	842
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	—	11.50	11.89	116,070.82		3.47	580
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	—	10.70	.20	103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	—	(.48)	—[f]	11.01	5.59	116,506.83		3.83	848

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 33

Notes to financial statements 12/31/21

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2021 through December 31, 2021.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses

34 Putnam VT Income Fund

on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and

Putnam VT Income Fund 35

for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party.

Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $19,851,476 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $19,994,949 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$29,559,653	$7,337,689	$36,897,342

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, realized built-in losses, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $3,008,772 to increase undistributed net investment income, $1,915,999 to decrease paid-in capital and $1,092,773 to increase realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

36 Putnam VT Income Fund

Unrealized appreciation	$16,637,493
Unrealized depreciation	(38,573,191)
Net unrealized depreciation	(21,935,698)
Undistributed ordinary income	10,129,059
Capital loss carryforward	(36,897,342)
Cost for federal income tax purposes	$281,572,222

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 30.3% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.381% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$82,884
Class IB	75,365
Total	$158,249

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $92 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $146, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$2,143,610,398	$2,220,461,009
U.S. government securities
(Long-term)	—	—
Total	$2,143,610,398	$2,220,461,009

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT Income Fund 37

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/21		Year ended 12/31/20		Year ended 12/31/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	525,564	$5,683,102	1,135,413	$13,154,075	1,420,053	$15,163,811	5,327,334	$60,811,765
Shares issued in connection with
reinvestment of distributions	704,374	7,438,190	706,635	7,702,319	633,254	6,623,843	635,943	6,861,828
	1,229,938	13,121,292	1,842,048	20,856,394	2,053,307	21,787,654	5,963,277	67,673,593
Shares repurchased	(1,405,565)	(15,181,659)	(2,445,881)	(27,943,420)	(2,442,814)	(25,913,852)	(6,029,780)	(68,350,252)
Net decrease	(175,627)	$(2,060,367)	(603,833)	$(7,087,026)	(389,507)	$(4,126,198)	(66,503)	$(676,659)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/20	Purchase cost	Sale proceeds	Investment income	12/31/21
Short-term investments
Putnam Short Term Investment Fund*	$31,523,024	$81,339,165	$86,880,139	$31,593	$25,982,050
Total Short-term investments	$31,523,024	$81,339,165	$86,880,139	$31,593	$25,982,050

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$12,900,000
Purchased swap option contracts (contract amount)	$472,700,000
Written TBA commitment option contracts (contract amount)	$12,900,000
Written swap option contracts (contract amount)	$411,200,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$427,000,000
OTC total return swap contracts (notional)	$9,000,000
Centrally cleared total return swap contracts (notional)	$26,300,000
OTC credit default contracts (notional)	$54,900,000

38 Putnam VT Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$2,112,715	Payables	$7,632,106
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	7,218,199*	depreciation	21,697,385*
Total		$9,330,914		$29,329,491

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(985,237)	$(985,237)
Interest rate contracts	(1,102,407)	(2,235,346)	(2,336,654)	$(5,674,407)
Total	$(1,102,407)	$(2,235,346)	$(3,321,891)	$(6,659,644)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$205,758	$205,758
Interest rate contracts	(2,265,472)	794,370	1,254,013	$(217,089)
Total	$(2,265,472)	$794,370	$1,459,771	$(11,331)

Note 8 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Putnam VT Income Fund 39

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$451,987	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$451,987
Centrally cleared total return
swap contracts§	—	—	5,931	—	—	—	—	—	—	—	—	—	—	—	5,931
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	471	—	1,609	—	—	—	2,080
OTC Credit default contracts —
protection purchased*#	—	—	—	—	428,494	365,790	586,841	—	189,180	117,275	423,055	—	—	—	2,110,635
Futures contracts§	—	—	—	—	—	—	—	—	109,894	—	—	—	—	—	109,894
Forward premium swap
option contracts#	751,037	59,822	—	527,374	—	—	392,030	757,638	—	—	98,211	89,865	280,749	308,451	3,265,177
Purchased swap options**#	13,480	—	—	—	—	—	—	—	—	—	2,913,701	14,375	—	—	2,941,556
Total Assets	$764,517	$59,822	$457,918	$527,374	$428,494	$365,790	$978,871	$757,638	$299,545	$117,275	$3,436,576	$104,240	$280,749	$308,451	$8,887,260
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	308,371	—	—	—	—	—	—	—	—	—	—	—	308,371
Centrally cleared total return
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	163,194	—	—	—	1,499,030	2,024,661	1,218,461	—	2,369,011	295,783	61,966	—	—	—	7,632,106
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	36,297	—	—	—	—	—	36,297
Forward premium swap
option contracts#	1,110,674	48,753	—	458,507	—	—	395,404	813,109	—	—	106,263	85,494	287,992	343,069	3,649,265
Written swap options#	5,700,932	—	—	226,300	—	—	1,890,038	2,408,159	—	—	6,332,988	85,202	234,865	—	16,878,484
Total Liabilities	$6,974,800	$48,753	$308,371	$684,807	$1,499,030	$2,024,661	$3,503,903	$3,221,268	$2,405,308	$295,783	$6,501,217	$170,696	$522,857	$343,069	$28,504,523
Total Financial and
Derivative Net Assets	$(6,210,283)	$11,069	$149,547	$(157,433)	$(1,070,536)	$(1,658,871)	$(2,525,032)	$(2,463,630)	$(2,105,763)	$(178,508)	$(3,064,641)	$(66,456)	$(242,108)	$(34,618)	$(19,617,263)
Total collateral received
(pledged)†##	$(6,210,283)	$—	$—	$(157,433)	$(1,070,536)	$(1,658,871)	$(2,525,032)	$(2,463,630)	$(2,105,763)	$(178,508)	$(2,988,733)	$—	$(242,108)	$—
Net amount	$—	$11,069	$149,547	$—	$—	$—	$—	$—	$—	$—	$(75,908)	$(66,456)	$—	$(34,618)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(6,237,611)	$—	$—	$(241,911)	$(1,102,912)	$(1,713,860)	$(2,528,664)	$(2,517,686)	$(2,177,601)	$(233,988)	$(2,988,733)	$—	$(251,983)	$—	$(19,994,949)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $469,872 and $2,812,651, respectively.

40 Putnam VT Income Fund	Putnam VT Income Fund 41

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of Ascent Resources, LLC, a private independent exploration and production company; Director of Texas American Resources Company II, a private, independent oil and gas exploration and production company; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Vice Chair of the Board of Directors of the Whitehead Institute for Biomedical Research, a non-profit biomedical research institute; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

42 Putnam VT Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2021, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Richard T. Kircher (Born 1962)	Denere P. Poulack (Born 1968)
Vice President and Chief Compliance Officer	Vice President and BSA Compliance Officer	Assistant Vice President, Assistant Clerk,
Since 2016	Since 2019	and Assistant Treasurer
Chief Compliance Officer and Chief Risk Officer,	Assistant Director, Operational Compliance,	Since 2004
Putnam Investments, and Chief Compliance	Putnam Investments and Putnam
Officer, Putnam Management	Retail Management	Janet C. Smith (Born 1965)
Vice President, Principal Financial
Nancy E. Florek (Born 1957)	Martin Lemaire (Born 1984)	Officer, Principal Accounting Officer,
Vice President, Director of Proxy Voting	Vice President and Derivatives Risk Manager	and Assistant Treasurer
and Corporate Governance, Assistant Clerk,	Since 2022	Since 2007
and Assistant Treasurer	Risk Manager and Risk Analyst,	Head of Fund Administration Services, Putnam
Since 2000	Putnam Investments	Investments and Putnam Management

Michael J. Higgins (Born 1976)	Susan G. Malloy (Born 1957)	Stephen J. Tate (Born 1974)
Vice President, Treasurer, and Clerk	Vice President and Assistant Treasurer	Vice President and Chief Legal Officer
Since 2010	Since 2007	Since 2021
	Head of Accounting and Middle Office Services,	General Counsel, Putnam Investments, Putnam
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management	Management, and Putnam Retail Management
Executive Vice President, Principal Executive
Officer, and Compliance Liaison	Alan G. McCormack (Born 1964)	Mark C. Trenchard (Born 1962)
Since 2004	Vice President and Derivatives Risk Manager	Vice President
	Since 2022	Since 2002
	Head of Quantitative Equities and Risk,	Director of Operational Compliance, Putnam
	Putnam Investments	Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Income Fund 43

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44 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street	Independent Registered
Boston, MA 02110	Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 45

This report has been prepared for the shareholders
of Putnam VT Income Fund.	VTAN035 328336 2/22

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In April 2021, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employees may invest in the Putnam Exchange Traded Funds (ETFs) with preclearing requirements for certain individuals (ii) All employees must hold Putnam ETFs in an approved Putnam broker (iii) All access persons must report Putnam ETF trades or holdings in the quarterly transaction report or annual holdings report.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2021	$95,699	$ —	$8,073	$ —
December 31, 2020	$94,420	$ —	$7,073	$ —

For the fiscal years ended December 31, 2021 and December 31, 2020, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $301,493 and $620,767 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2021	$ —	$293,420	$ —	$ —
December 31, 2020	$ —	$613,694	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 25, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 25, 2022